UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21906

Claymore Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso,

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: February 28, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

SemiAnnual
Report
February 28, 2007
(Unaudited)

Claymore Exchange-Traded Fund Trust

EEB | Claymore/BNY BRIC ETF

CSD | Claymore/Clear Spin-Off ETF

GRN | Claymore/LGA Green ETF

OTP | Claymore/Ocean Tomo Patent ETF

DEF | Claymore/Sabrient Defender ETF

NFO | Claymore/Sabrient Insider ETF

STH | Claymore/Sabrient Stealth ETF

XRO | Claymore/Zacks Sector Rotation ETF

CVY | Claymore/Zacks Yield Hog ETF

CLAYMORE ETFs

www.claymore.com

... your road to the LATEST,

most up-to-date INFORMATION about the

Claymore Exchange-Traded Fund Trust

The shareholder report you are reading right now is just the beginning of the story. Online at www.claymore.com, you will find:

•	Daily and historical fund pricing, monthly and quarterly fund returns, portfolio holdings and characteristics, distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.

Claymore Securities is constantly updating and expanding shareholder information services on the Fund’s website, in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment in the Fund.

2	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust

Dear Shareholder

As Investment Adviser, Claymore Advisors, LLC (“Claymore”) is delighted to present the first semiannual shareholder report for our newly launched family of exchange-traded funds (“ETFs” or “Funds”). This report covers the performance of Claymore’s first nine ETFs from their inception through February 28, 2007.

Five of the ETFs commenced operations on September 21, 2006. They include:

•	Claymore/BNY BRIC ETF (ticker: “EEB”)

•	Claymore/Sabrient Insider ETF (ticker: “NFO”)

•	Claymore/Sabrient Stealth ETF (ticker: “STH”)

•	Claymore/Zacks Sector Rotation ETF (ticker: “XRO”)

•	Claymore/Zacks Yield Hog ETF (ticker: “CVY”)

The other four ETFs commenced operations on December 15, 2006 and include:

•	Claymore/Clear Spin-Off ETF (ticker: “CSD”)

•	Claymore/LGA Green ETF (ticker: “GRN”)

•	Claymore/Ocean Tomo Patent ETF (ticker: “OTP”)

•	Claymore/Sabrient Defender ETF (ticker: “DEF”)

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before each Fund’s fees and expenses, of its respective underlying index as named in its prospectus.

We’re pleased to report that eight of the nine Funds outperformed their broad market benchmark indices from inception through February 28, 2007. EEB, which invests in stocks from Brazil, Russia, India and China, outperformed the MSCI Emerging Market Index. The remaining Funds, which invest primarily in domestic stocks or in American depositary receipts were compared against the Standard & Poor’s 500 Index (“S&P 500”) and each Fund outperformed the S&P 500 with the exception of GRN.

SemiAnnual Report	February 28, 2007	3

Claymore Exchange-Traded Fund Trust	Dear Shareholder continued

Since the close of this fiscal reporting period on February 28, 2007, Claymore has launched 11 additional U.S.-listed ETFs. We are committed to providing investors with innovative index-strategy-driven investment solutions.

•

Claymore has partnered with a diverse group of index providers to bring some of the most unique ETFs currently available. The index providers design indices using defined selection methodologies in the creation of their indices.

•

Unlike ETFs that track traditional indices representing broad market participation, the indices that many of Claymore’s U.S.-listed ETFs track seek to capture the investment potential of unique strategies.

•	Claymore believes that a strategy-driven, quantitative process provides a disciplined investment approach offering the potential for superior performance over market cycles.

To learn more about the performance of each ETF, we encourage you to read the Overview section of the report that begins on page 5.

We appreciate your investment in the Fund(s) and look forward to serving your investment needs in the future. For the most up-to-date information on your investment, or to research Claymore’s full family of ETFs, please contact your financial advisor or visit our website at www.claymore.com.

Sincerely,

/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Executive Officer
Claymore Exchange-Traded Fund Trust

4	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust	Management Discussion of Fund Performance

EEB | Claymore/BNY BRIC ETF

Fund Overview

The Claymore/BNY BRIC ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the BNY BRIC Select ADR Index (the “BNY BRIC Index” or the “Index”). The Fund will normally invest at least 90% of its total assets in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that comprise the Index. Claymore Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”), seeks a correlation over time of 95% or better between the Fund’s performance and the performance of the Index.

The BNY BRIC Index tracks the performance of U.S. exchange-listed depositary receipts in ADR or GDR form that are listed for trading on the New York Stock Exchange (“NYSE”), AMEX and Nasdaq Stock Market (“NASDAQ”) of companies from Brazil, Russia, India and China, which meet certain criteria. The universe includes all liquid U.S. exchange-listed ADRs and GDRs.

Fund Performance

The Fund’s inception date was September 21, 2006. This report discusses an abbreviated semiannual fiscal period from the Fund’s inception through February 28, 2007.

On a market price basis, the Fund generated a total return of 23.08%, representing a change in market price to $30.21 on February 28, 2007 from $24.58 at inception. On a net asset value (“NAV”) basis, the Fund generated a total return of 22.88%, representing a change in NAV to $30.16 on February 28, 2007 from $24.58 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time-to-time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

For broad market comparison purposes, the BNY BRIC Index generated a return of 25.21% and the MSCI Emerging Market Index generated a return of 16.10% for the same period. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. It is not possible to invest directly in an index.

Economic and Market Overview

Despite a volatile end to the period, the BRIC markets—Brazil, Russia, India and China provided strong returns during the full reporting period—September 21, 2006 through February 28, 2007. Returns were driven by an environment of strong global growth trends, well-contained inflation and growing demand for goods and services from both emerging markets and developed countries. On February 27, 2007—the day before the close of this fiscal period—precipitous declines within the Chinese stock market initiated broad-based declines across the BRIC countries and the entire global equity market.

Performance Attribution

The Fund’s strongest gains came from the basic materials and telecommunications sectors, while the health care sector lost ground. As of February 28, 2007, the Fund’s top 10 holdings represented 54.0% of the Fund’s long-term investments. Brazilian metals and mining company Companhia Vale do Rio Doce, Brazilian oil and gas service company Petro Brasileiro S.A., and Chinese insurance company China Life Insurance Co. Ltd. (4.7%, 5.7% and 4.2% of long-term investments, respectively) provided the strongest contributions to the Fund’s return. Brazilian regional airline company Gol Linhas Aereas Inteligentes S.A., Brazilian telecommunications firm Vivo Participacoes S.A., and Indian pharmaceutical firm Dr. Reddy’s Laboratories Ltd, (0.4%, 0.5% and 0.4% of long-term investments, respectively) detracted from Fund performance.

SemiAnnual Report	February 28, 2007	5

Claymore Exchange-Traded Fund Trust	Management Discussion of Fund Performance continued

CSD | Claymore/Clear Spin-Off ETF

Fund Overview

The Claymore/Clear Spin-Off ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Clear Spin-Off Index (the “Spin-off Index” or “Index”). The Fund will normally invest at least 90% of its total assets in common stock and American depositary receipts (“ADRs”) that comprise the Index. Claymore Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”), seeks a correlation over time of 95% or better between the Fund’s performance and the performance of the Index.

The Spin-off Index selection methodology is designed to identify companies with potentially superior risk/return profiles as determined by Clear Indexes LLC. The Index is designed to actively represent the stock of a group of companies that have recently been spun-off from larger corporations and have the opportunity to better focus on their core market segment and outperform, on a risk-adjusted basis, the Russell Midcap® Growth Index and other mid-cap-oriented benchmark indices.

Fund Performance

The Fund’s inception date was December 15, 2006. This report discusses an abbreviated semiannual fiscal period from the Fund’s inception through February 28, 2007.

On a market price basis, the Fund generated a total return of 3.06%, representing a change in market price to $25.95 on February 28, 2007 from $25.18 at inception. On a net asset value (“NAV”) basis, the Fund generated a total return of 3.06%, representing a change in NAV to $25.95 on February 28, 2007 from $25.18 at inception.

For broad market comparison purposes, the Clear Spin-Off Index returned 3.24% and the Standard & Poor’s 500 Index (“S&P 500”) generated a return of –1.01% for the same period. The S&P 500 is generally representative of the U.S. stock market. It is an unmanaged, capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries. It is not possible to invest directly in an index.

Economic and Market Overview

The U.S. stock market was relatively steady for most of the period. As had been widely expected, the Federal Reserve Board (the “Fed”) left short-term rates unchanged. After an extended period of strong upward momentum, commodity prices—including oil and natural gas—declined for most of the latter half of 2006. While there was some upward momentum early in 2007, oil and gas prices remained well below the levels they reached during the summer of 2006. The housing market continued to cool and offered mixed signals regarding the extent of the slowdown. Sub-prime mortgage lenders, however, began to falter. On February 27, 2007—the day before the close of this fiscal period—precipitous declines within the Chinese stock market initiated broad-based declines across the global equity market.

Performance Attribution

The Fund’s strongest gains came from the materials, health care and telecommunication services sectors. The Fund’s information technology, industrials and energy sectors lost ground. As of February 28, 2007, the Fund’s top 10 holdings represented 49.3% of the Fund’s total investments. Aluminum products company Novelis, Inc., agricultural chemical company Mosaic Co. and steel and iron producer Gerdau AmeriSteel Corp. (3.8%, 5.4% and 3.9% of total investments, respectively) provided the strongest contributions to the Fund’s return. Digital map company NAVTEQ Corp., natural gas exploration company CNX Gas Corp. and office supply producer ACCO Brands Corp (3.5%, 4.2% and 1.4% of total investments, respectively) were the primary detractors from Fund performance.

6	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust	Management Discussion of Fund Performance continued

GRN | Claymore/LGA Green ETF

Fund Overview

The Claymore/LGA Green ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Light Green Eco*Index™ (the “Eco Index” or “Index”). The Fund will normally invest at least 90% of its total assets in common stock and American depositary receipts (“ADRs”) that comprise the Index. Claymore Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”), seeks a correlation over time of 95% or better between the Fund’s performance and the performance of the Index.

The Eco Index selection methodology is designed to identify companies with the best combination of environmental performance trends in their respective industries as determined by Light Green Advisors (“LGA” or the “Index Provider”).The Index seeks to actively represent a broadly diversified group of liquid, major market stocks with representation from all economic sectors that are demonstrable environmental leaders in terms of waste minimization, clean production, pollution and spill prevention, and consistent compliance with environmental laws.

Fund Performance

The Fund’s inception date was December 15, 2006. This report discusses an abbreviated semiannual fiscal period from the Fund’s inception through February 28, 2007.

On a market price basis, the Fund generated a total return of -2.05%, representing a change in market price to $24.75 on February 28, 2007 from $25.27 at inception. On a net asset value (“NAV”) basis, the Fund generated a total return of -1.93%, representing a change in NAV to $24.78 on February 28, 2007 from $25.27 at inception. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time-to-time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

For broad market comparison purposes, the Eco Index generated a return of -1.72% and the Standard & Poor’s 500 Index (“S&P 500”) generated a return of -1.01% for the same period. The S&P 500 is generally representative of the U.S. stock market. It is an unmanaged, capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries. It is not possible to invest directly in an index.

Economic and Market Overview

The U.S. stock market was relatively steady for most of the period. As had been widely expected, the Federal Reserve Board (the “Fed”) left short-term rates unchanged. After an extended period of strong upward momentum, commodity prices—including oil and natural gas—declined for most of the latter half of 2006. While there was some upward momentum early in 2007, oil and gas prices remained well below the levels they reached during the summer of 2006. The housing market continued to cool and offered mixed signals regarding the extent of the slowdown. Sub-prime mortgage lenders, however, began to falter. On February 27, 2007—the day before the close of this fiscal period—precipitous declines within the Chinese stock market initiated broad-based declines across the global equity market.

Performance Attribution

The Fund’s strongest gains came from the telecommunications services, materials and utilities sectors. The Fund’s energy, technology and consumer discretionary sectors detracted from performance. As of February 28, 2007, the Fund’s top 10 holdings represented 33.9% of the Fund’s total investments. Telecommunications giant AT&T, Inc., discount retailer Wal-Mart Stores, Inc. and diversified financial company JPMorgan Chase & Co. (3.7%, 2.3% and 2.7% of total investments, respectively) provided the strongest contributions to the Fund’s return. Integrated oil company Exxon Mobil Corp., diversified financial company Citigroup, Inc., and software company Microsoft Corp. (5.6%, 3.9% and 3.2% of total investments, respectively) were the primary detractors from Fund performance.

SemiAnnual Report	February 28, 2007	7

Claymore Exchange-Traded Fund Trust	Management Discussion of Fund Performance continued

OTP | Claymore/Ocean Tomo Patent ETF

Fund Overview

The Claymore/Ocean Tomo Patent ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Ocean Tomo 300® Patent Index (the “Ocean Tomo 300” or “Index”). The Ocean Tomo 300 is the first publicly-available patent index. The Fund will normally invest at least 90% of its total assets in common stock and American depositary receipts (“ADRs”) that comprise the Index. Claymore Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”), seeks a correlation over time of 95% or better between the Fund’s performance and the performance of the Index.

The Index selection methodology is designed to identify six companies within each of 50 style and size groups (which include value, relative value, blend, growth at a reasonable price (GARP) and growth by decile) with the highest patent value to book value ratio as determined by Ocean Tomo, LLC (the “Index Provider”) using Ocean Tomo’s Patent Ratings™ software. The Index is designed to actively represent a group of stocks that own quality patent portfolios.

Fund Performance

The Fund’s inception date was December 15, 2006. This report discusses an abbreviated semiannual fiscal period from the Fund’s inception through February 28, 2007.

On a market price basis, the Fund generated a total return of 0.09%, representing a change in market price to $25.29 on February 28, 2007 from $25.27 at inception. On a net asset value (“NAV”) basis, the Fund generated a total return of -0.38%, representing a change in NAV to $25.17 on February 28, 2007 from $25.27 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time-to-time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

For comparison purposes, the Ocean Tomo 300 Index generated a return of -0.14% and the Standard & Poor’s 500 Index (“S&P 500”) generated a return of -1.01% for the same period. The S&P 500 is generally representative of the U.S. stock market. It is an unmanaged, capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries. It is not possible to invest directly in an index.

Economic and Market Overview

The U.S. stock market was relatively steady for most of the period. As had been widely expected, the Federal Reserve Board (the “Fed”) left short-term rates unchanged. After an extended period of strong upward momentum, commodity prices—including oil and natural gas—declined for most of the latter half of 2006. While there was some upward momentum early in 2007, oil and gas prices remained well below the levels they reached during the summer of 2006. The housing market continued to cool and offered mixed signals regarding the extent of the slowdown. Sub-prime mortgage lenders, however, began to falter. On February 27, 2007—the day before the close of this fiscal period—precipitous declines within the Chinese stock market initiated broad-based declines across the global equity market.

Performance Attribution

The Fund’s strongest gains came from the materials, telecommunication services and consumer discretionary sectors. The Fund’s energy and information technology sectors lost ground. As of February 28, 2007, the Fund’s top 10 holdings represented 34.0% of total investments. Auto company Toyota Motor Corporation, telecommunications giant AT&T Inc. and pharmaceutical company Abbott Laboratories (3.3%, 3.2% and 1.2% of total investments, respectively) provided the strongest contributions to the Fund’s return. Integrated oil company Exxon Mobil Corporation, industrial conglomerate General Electric Company and software company Microsoft Corp. (5.8%, 5.0% and 3.8% of total investments, respectively) were the primary detractors from Fund performance.

8	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust	Management Discussion of Fund Performance continued

DEF | Claymore/Sabrient Defender ETF

Fund Overview

The Claymore/Sabrient Defender ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Sabrient Defensive Equity Index (the “Defensive Equity Index” or “Index”). The Fund will normally invest at least 90% of its total assets in common stock and American depositary receipts (“ADRs”) that comprise the Index. Claymore Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”), seeks a correlation over time of 95% or better between the Fund’s performance and the performance of the Index.

The Defensive Equity Index selection methodology is designed to identify companies with potentially superior risk/return profiles, as determined by Sabrient Systems LLC (“Sabrient” or the “Index Provider”), during periods of weakness in the markets and/or the American economy overall. The Index is designed to actively represent a group of stocks that reflect occurrences such as low relative valuations, conservative accounting, dividend payments and a history of out-performance during bearish market periods. The Index constituents represent a “defensive” portfolio with the potential to outperform the S&P 500 Index and other broad market benchmark indices on a risk adjusted basis during periods of market weakness, while still providing the potential for positive returns during strong market periods.

Fund Performance

The Fund’s inception date was December 15, 2006. This report discusses an abbreviated semiannual fiscal period from the Fund’s inception through February 28, 2007.

On a market price basis, the Fund generated a total return of 2.34%, representing a change in market price to $25.65 on February 28, 2007 from $25.07 at inception. On a net asset value (“NAV”) basis, the Fund generated a total return of 2.38%, representing a change in NAV to $25.66 on February 28, 2007 from $25.07 at inception. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time-to-time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

For broad index comparison purposes, the Sabrient Defensive Equity Index returned 2.54% and the Standard & Poor’s 500 Index (“S&P 500”) generated a return of -1.01% for the same period. The S&P 500 is generally representative of the U.S. stock market. It is an unmanaged, capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries. It is not possible to invest directly in an index.

Economic and Market Overview

The U.S. stock market was relatively steady for most of the period. As had been widely expected, the Federal Reserve Board (the “Fed”) left short-term rates unchanged. After an extended period of strong upward momentum, commodity prices—including oil and natural gas—declined for most of the latter half of 2006. While there was some upward momentum early in 2007, oil and gas prices remained well below the levels they reached during the summer of 2006. The housing market continued to cool and offered mixed signals regarding the extent of the slowdown. Sub-prime mortgage lenders, however, began to falter. On February 27, 2007—the day before the close of this fiscal period—precipitous declines within the Chinese stock market initiated broad-based declines across the global equity market.

Performance Attribution

The Fund’s strongest gains came from the health care, telecommunication services and financials sectors. The Fund’s industrials and energy sectors gained less ground. As of February 28, 2007, the Fund’s top 10 holdings represented 11.0% of the Fund’s total investments. Oil and gas service company Norsk Hydro ASA, retail real estate investment trust (“REIT”) General Growth Properties, Inc. (1.0% and 1.0% of total investments, respectively) and office REIT Equity Office Properties Trust provided the strongest contributions to the Fund’s return. Equity Office was sold from the portfolio prior to the end of the fiscal reporting period. Photographic imaging firm Eastman Kodak Co., diversified automotive supplier Magna International, Inc. (0.9% and 1.0% of total investments, respectively) and oil and gas refiner YPF S.A., were the primary detractors from Fund performance. YPF S.A. was sold from the Fund prior to the end of this fiscal period.

SemiAnnual Report	February 28, 2007	9

Claymore Exchange-Traded Fund Trust	Management Discussion of Fund Performance continued

NFO | Claymore/Sabrient Insider ETF

Fund Overview

The Claymore/Sabrient Insider ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Sabrient Insider Sentiment Index (the “Insider Sentiment Index” or “Index”). The Fund normally will invest in at least 90% of its total assets in common stocks and American depositary receipts (“ADRs”) that comprise the Index. Claymore Advisors, LLC, the Fund’s investment adviser (“the Investment Adviser”), seeks a correlation over time of 95% or better between the Fund’s performance and the performance of the Index.

The Insider Sentiment Index selection methodology is designed to identify companies with potentially superior risk-return profiles as determined by Sabrient Systems LLC (“Sabrient” or the “Index Provider”). The objective of the Index is to actively represent a group of stocks that are reflecting favorable corporate insider buying trends (determined via the public filings of such corporate insiders) and Wall Street analyst earnings estimate increases, giving them the potential to outperform the S&P 500 Index and other broad market benchmark indices on a risk-adjusted basis.

Fund Performance

The Fund’s inception date was September 21, 2006. This report discusses an abbreviated semiannual fiscal period from the Fund’s inception through February 28, 2007.

On a market price basis, the Fund generated a total return of 10.34%, representing a change in market price to $27.70 on February 28, 2007 from $25.14 at inception. On a net asset value (“NAV”) basis, the Fund generated a total return of 10.38%, representing a change in NAV to $27.71 on February 28, 2007 from $25.14 at inception. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time-to-time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

For broad market comparison purposes, the Sabrient Insider Index returned 10.75% and the Standard & Poor’s 500 Index (“S&P 500”) returned 7.65% for the same period. The S&P 500 is generally representative of the U.S. stock market. It is an unmanaged, capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries. It is not possible to invest directly in an index.

Economic and Market Overview

The U.S. stock market provided positive performance throughout much of the period, but was quite volatile at the end of February. As had been widely expected, the Federal Reserve Board (the “Fed”) left short-term rates unchanged. After an extended period of strong upward momentum, commodity prices—including oil and natural gas—declined for most of the latter half of 2006. While there was some upward momentum early in 2007, oil and gas prices remained well below the levels they reached during the summer of 2006. The housing market continued to cool and offered mixed signals regarding the extent of the slowdown. Sub-prime mortgage lenders, however, began to falter. On February 27, 2007—the day before the close of this fiscal period—precipitous declines within the Chinese stock market initiated broad-based declines across the global equity market.

Performance Attribution

The Fund’s strongest gains came from the materials, energy and consumer discretionary sectors. The Fund’s financials and telecommunications services sectors lost ground. As of February 28, 2007, the Fund’s top 10 holdings represented 12.2% of the Fund’s total investments. Casino and resort operator MGM Mirage, consumer packaged goods company NBTY Inc. and technology instrument company SunPower Corporation (1.3%, 1.3% and 1.1% of total investments, respectively) provided the strongest contributions to the Fund’s return. Health care company Nektar Therapeutics (0.7% of total investments), home furnishing manufacturer Select Comfort Corp. and construction company Granite Construction Inc. were the primary detractors from Fund performance. Select Comfort and Granite Construction were sold from the Fund prior to the end of this fiscal reporting period.

10	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust	Management Discussion of Fund Performance continued

STH | Claymore/Sabrient Stealth ETF

Fund Overview

The Claymore/Sabrient Stealth ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Sabrient Stealth Index (the “Stealth Index” or “Index”). The Fund will normally invest at least 90% of its total assets in common stock and American depositary receipts (“ADRs”) that comprise the Index. Claymore Advisors, LLC, the Fund’s investment adviser (“the Investment Adviser”), seeks a correlation over time of 95% or better between the Fund’s performance and the performance of the Index.

The Stealth Index selection methodology is designed to identify companies with potentially superior risk-return profiles as determined by Sabrient (the “Index Provider”). The objective of the Index is to actively represent a group of stocks that are “flying under the radar screen” of Wall Street’s analysts, but which have displayed robust growth characteristics that give them the potential to outperform, on a risk-adjusted basis, the Russell 2000® Small Cap Index and other small-cap-oriented benchmark indices.

Fund Performance

The Fund’s inception date was September 21, 2006. This report discusses an abbreviated semiannual fiscal period from the Fund’s inception through February 28, 2007.

On a market price basis, the Fund generated a total return of 9.70%, representing a change in market price to $27.52 on February 28, 2007 from $25.15 at inception. On a net asset value (“NAV”) basis, the Fund generated a total return of 9.74%, representing a change in NAV to $27.53 on February 28, 2007 from $25.15 at inception. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time-to-time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

For comparison purposes, the Sabrient Stealth Index returned 10.17% and the Standard & Poor’s 500 Index (“S&P 500”) returned 7.65% for the same period. The S&P 500 is generally representative of the U.S. stock market. It is an unmanaged, capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries. It is not possible to invest directly in an index.

Economic and Market Overview

The U.S. stock market provided positive performance throughout much of the period, but was quite volatile at the end of February. As had been widely expected, the Federal Reserve Board (the “Fed”) left short-term rates unchanged. After an extended period of strong upward momentum, commodity prices—including oil and natural gas—declined for most of the latter half of 2006. While there was some upward momentum early in 2007, oil and gas prices remained well below the levels they reached during the summer of 2006. The housing market continued to cool and offered mixed signals regarding the extent of the slowdown. Sub-prime mortgage lenders, however, began to falter. On February 27, 2007—the day before the close of this fiscal period—precipitous declines within the Chinese stock market initiated broad-based declines across the global equity market.

Performance Attribution

The Fund’s strongest gains came from the consumer staples, health care and energy sectors. The Fund’s utilities and telecommunications services sectors lost ground. As of February 28, 2007, the Fund’s top 10 holdings represented 14.7% of the Fund’s total investments. Financial services firm U.S. Global Investors Inc., health care services company CorVel Corporation and tobacco company Alliance One International Inc. (0.8%, 0.4% and 1.4% of total investments, respectively) provided the strongest contribution to the Fund’s return. Health care company Bodisen Biotech, Inc. and technology companies Datalink Corporation (0.6% of total investments) and Integral Systems Inc. were the primary detractors from Fund performance. Bodisen Biotech and Integral Systems were sold from the portfolio prior to the close of this fiscal reporting period.

SemiAnnual Report	February 28, 2007	11

Claymore Exchange-Traded Fund Trust	Management Discussion of Fund Performance continued

XRO | Claymore/Zacks Sector Rotation ETF

Fund Overview

The Claymore/Zacks Sector Rotation ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Zacks Sector Rotation Index (the “Index”). The Fund will normally invest at least 90% of its total assets in common stocks and American depositary receipts (“ADRs”) that comprise the Index. Claymore Advisors, LLC, the Fund’s investment adviser (“the Investment Adviser”), seeks a correlation over time of 95% or better between the Fund’s performance and the performance of the Index.

The Zacks Sector Rotation Index uses a proprietary quantitative methodology developed by Zacks to overweight (as compared to other benchmark indices) sectors with potentially superior risk-return profiles. The objective of the Index is to overweight those sectors that combined have the potential to outperform, on a risk-adjusted basis, the S&P 500 Index and other benchmark indices.

Fund Performance

The Fund’s inception date was September 21, 2006. This report discusses an abbreviated semiannual fiscal period from the Fund’s inception through February 28, 2007.

On a market price basis, the Fund generated a total return of 14.49%, representing a change in market price to $28.56 on February 28, 2007 from $24.98 at inception. On a net asset value (“NAV”) basis, the Fund generated a total return of 14.53%, representing a change in NAV to $28.57 on February 28, 2007 from $24.98 at inception. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time-to-time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

For broad market comparison purposes, the Standard & Poor’s 500 Index (“S&P 500”) returned 7.65% for the same period. The S&P 500 is generally representative of the U.S. stock market. It is an unmanaged, capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries. It is not possible to invest directly in an index.

Economic and Market Overview

The U.S. stock market provided positive performance throughout much of the period, but was quite volatile at the end of February. As had been widely expected, the Federal Reserve Board (the “Fed”) left short-term rates unchanged. After an extended period of strong upward momentum, commodity prices—including oil and natural gas—declined for most of the latter half of 2006. While there was some upward momentum early in 2007, oil and gas prices remained well below the levels they reached during the summer of 2006. The housing market continued to cool and offered mixed signals regarding the extent of the slowdown. Sub-prime mortgage lenders, however, began to falter. On February 27, 2007—the day before the close of this fiscal period—precipitous declines within the Chinese stock market initiated broad-based declines across the global equity market.

Performance Attribution

The Fund’s strongest gains came from the materials, industrials and financial services sectors. The Fund’s information technology and consumer staples sectors lost ground. As of February 28, 2007, the Fund’s top 10 holdings represented 16.6% of the Fund’s long-term investments. Financial services firm China Life Insurance Co. Ltd, mining company Southern Copper Corporation and integrated oil company Marathon Oil Corporation (1.0%, 1.7% and 1.6% of long-term investments, respectively) provided the strongest contributions to the Fund’s return. Technology services company CDW Corp. (0.6% of long-term investments), specialty retailer Ann Taylor Stores Corp and drug store chain CVS Corp, were the primary detractors from Fund performance. Ann Taylor and CVS were sold from the portfolio prior to the end of the fiscal reporting period.

12	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust	Management Discussion of Fund Performance continued

CVY | Claymore/Zacks Yield Hog ETF

Fund Overview

The Claymore/Zacks Yield Hog ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Zacks Yield Hog Index (the “Index”). The Fund will normally invest at least 90% of its total assets in common stocks and American depositary receipts (“ADRs”) that comprise the Index. The Fund expects to use a sampling approach in seeking to achieve its objective. Sampling means that the Investment Adviser uses quantitative analysis to select stocks from the Index universe to obtain a representative sample of stocks that resemble the Index in terms of key risk factors, performance attributes and other characteristics. However, the Fund may use replication to achieve its objective if practicable. Claymore Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”), seeks a correlation over time of 95% or better between the Fund’s performance and the performance of the Index.

The Zacks Yield Hog Index selection methodology is designed to identify companies with potentially high income and superior risk-return profiles as determined by Zacks. The objective of the Index is to select a diversified group of securities with the potential to have a yield in excess of and outperform on a risk adjusted basis the Dow Jones US Select Dividend Index and other benchmark indices.

Fund Performance

The Fund’s inception date was September 21, 2006. This report discusses an abbreviated semiannual fiscal period from the Fund’s inception through February 28, 2007.

On a market price basis, the Fund generated a total return of 8.59%, representing a change in market price to $26.74 on February 28, 2007 from $24.96 at inception. On a net asset value (“NAV”) basis, the Fund generated a total return of 8.59%, representing a change in NAV to $26.74 on February 28, 2007 from $24.96 at inception.

For broad market comparison purposes, the Standard & Poor’s 500 Index (“S&P 500”) returned 7.65% for the same period. The S&P 500 is generally representative of the U.S. stock market. It is an unmanaged, capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries. It is not possible to invest directly in an index.

Economic and Market Overview

The U.S. stock market provided positive performance throughout much of the period, but was quite volatile at the end of February. As had been widely expected, the Federal Reserve Board (the “Fed”) left short-term rates unchanged. After an extended period of strong upward momentum, commodity prices—including oil and natural gas—declined for most of the latter half of 2006. While there was some upward momentum early in 2007, oil and gas prices remained well below the levels they reached during the summer of 2006. The housing market continued to cool and offered mixed signals regarding the extent of the slowdown. Sub-prime mortgage lenders, however, began to falter.

On February 27, 2007—the day before the close of this fiscal period—precipitous declines within the Chinese stock market initiated broad-based declines across the global equity market.

Performance Attribution

The Fund’s strongest gains came from the information technology, materials and utilities sectors. The Fund’s financials and health care stocks gained ground, but provided much lower returns. As of February 28, 2007, the Fund’s top 10 holdings represented 12.2% of the Fund’s long-term investments. Mining company Southern Copper Corp, lumber company Weyerhaeuser Co. and chemical company Lyondell Chemical Co. (1.3%, 1.3% and 1.3% of long-term investments, respectively) provided the strongest contributions to the Fund’s return. Sub-prime mortgage lenders NovaStar Financial, Inc. and New Century Financial Corp. along with royalty trust PrimeWest Energy Trust (0.3%, 0.4% and 1.0% of long-term investments, respectively) were the primary detractors from Fund performance.

SemiAnnual Report	February 28, 2007	13

Claymore Exchange-Traded Fund Trust	Management Discussion of Fund Performance continued

Risks and Other Considerations

The views expressed in this report reflect those of the portfolio managers and Claymore only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. There can be no assurance that the Funds will achieve their investment objectives.

An investment in the Funds is subject to certain risks and other considerations that include, but are not limited to:

Investment risk, which includes the possible loss of the entire principal amount that you invest.

There is a risk that the value of the securities held by the Funds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Funds participate, or factors relating to specific companies in which the Funds invest.

The Funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Investments in non-U.S. issuers may involve unique risks, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers.

The Funds’ returns may not match the returns of the indices. For example, the Funds incur operating expenses not applicable to the indices, and incur costs in buying and selling securities, especially when rebalancing the Funds’ holdings to reflect changes in the composition of the indices.

There can be no assurance that the requirements of the AMEX necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

Investing in securities of micro-cap, small and medium-sized companies involves greater risk than investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies.

Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets.

While the Funds do not concentrate in any industry, to the extent that the Funds’ focus their investments in a particular industry or group of related industries, the NAV of the Funds will be more susceptible to factors affecting that industry or sector.

Unlike many investment companies, the Funds are not “actively” managed. Therefore, the Funds would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the index.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Claymore/BNY BRIC ETF is also subject to risks incurred by investing in companies that are located in Brazil, Russia, India and China. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of the currency of Brazil, which have led to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Investing in securities of Russian companies involves additional risks, including, among others, the absence of developed legal structures governing private or foreign investments and private property; the possibility of the loss of all or a substantial portion of the Fund’s assets invested in Russia as a result of expropriation. Investing in securities of Indian companies involves additional risks, including, but not limited to, greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets, more substantial governmental involvement in the economy, higher rates of inflation and greater political, economic and social uncertainty. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. As an investor in such companies, the Fund is indirectly subject to those risks.

The Claymore/Zacks Yield Hog ETF is also subject to risks incurred by investing in preferred stocks—some that may be rated below investment grade, REITs, master limited partnerships and other investment companies.

The Claymore/Zacks Sector Rotation ETF is also subject to various sector risks and portfolio turnover risks.

The companies in which the Claymore/Ocean Tomo Patent ETF invests (via the Index) can be significantly affected by patent considerations, including the termination of their patent protection for their products.

In addition to the risks described, there are certain other risks related to investing in the Fund. These risks are described further in the Prospectus and Statement of Additional Information.

14	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust

Fund Summary | As of February 28, 2007 (unaudited)

EEB | Claymore/BNY BRIC ETF

Fund Statistics

Share Price	$30.21
Net Asset Value	$30.16
Premium/Discount to NAV	0.17%
Net Assets ($000)	$194,537

Total Returns

Inception (9/21/06)	Market	NAV
Since inception	23.08%	22.88%
Bank of New York BRIC Select ADR Index	—	25.21%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.claymore.com for more current performance data.

Since inception returns assume a purchase of the ETF at the initial share price of $24.58 for share price returns or initial net asset value (NAV) of $24.58 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s total annual operating expense ratio is 0.75%, per the prospectus, gross of any fee waivers or expense reimbursements. There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping Fund operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses may fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Country Breakdown

% of Long- Term Investments
Brazil	47.0%
China	34.4%
India	13.4%
Russia	5.2%

Sector Breakdown

% of Net Assets
Energy	23.8%
Telecommunication Services	20.9%
Financials	17.7%
Materials	15.6%
Information Technology	9.2%
Industrials	4.2%
Consumer Staples	3.4%
Utilities	2.6%
Consumer Discretionary	1.8%
Health Care	0.6%

Total Long-Term Investments	99.8%
Short-Term Investments	0.1%
Other Assets in excess of Liabilities	0.1%

Net Assets	100.0%

Top Ten Holdings

% of Long- Term Investments
China Mobile Ltd., ADR	8.6%
Petroleo Brasileiro SA, Preference Shares, ADR	7.1%
Cia Vale do Rio Doce, Preference Shares, ADR	6.3%
Petroleo Brasileiro SA, ADR	5.7%
Infosys Technologies Ltd., ADR	5.0%
PetroChina Co. Ltd., ADR	4.9%
Cia Vale do Rio Doce, ADR	4.7%
China Life Insurance Co. Ltd., ADR	4.2%
Banco Bradesco SA, ADR	4.1%
Banco Itau Holding Financeira SA, ADR	3.4%

Sectors are as a percentage of net assets. Holdings are as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CSD | Claymore/Clear Spin-Off ETF

Fund Statistics

Share Price	$25.95
Net Asset Value	$25.95
Premium/Discount to NAV	0.00%
Net Assets ($000)	$25,949

Total Returns

Inception (12/15/06)	Market	NAV
Since inception	3.06%	3.06%
Clear Spin-Off Index	—	3.24%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.claymore.com for more current performance data.

Since inception returns assume a purchase of the ETF at the initial share price of $25.18 for share price returns or initial net asset value (NAV) of $25.18 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s total annual operating expense ratio is 0.89%, per the prospectus, gross of any fee waivers or expense reimbursements. There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping Fund operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses may fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Sector Breakdown

% of Net Assets
Consumer Discretionary	32.3%
Materials	16.3%
Energy	16.3%
Information Technologies	13.0%
Financials	10.6%
Telecommunications	5.2%
Industrials	4.2%
Health Care	1.9%

Total Investments	99.8%
Other Assets in excess of Liabilities	0.2%

Net Assets	100.0%

Top Ten Holdings

% of Total Investments
Mosaic Co. (The)	5.4%
Embarq Corp.	5.3%
Ameriprise Financial, Inc.	5.1%
Clear Channel Outdoor Holdings, Inc.	5.1%
Expedia, Inc.	5.0%
Viacom, Inc.	4.9%
Fidelity National Financial, Inc.	4.9%
Discovery Holding Co.	4.7%
CBS Corp.	4.7%
CNX Gas Corp.	4.2%

Sectors are as a percentage of net assets. Holdings are as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

SemiAnnual Report	February 28, 2007	15

Claymore Exchange-Traded Fund Trust	Fund Summary continued

GRN | Claymore/LGA Green ETF

Fund Statistics

Share Price	$24.75
Net Asset Value	$24.78
Premium/Discount to NAV	-0.12%
Net Assets ($000)	$14,866

Total Returns

Inception (12/15/06)	Market	NAV
Since inception	-2.05%	-1.93%
Light Green Eco Index™	—	-1.72%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.claymore.com for more current performance data.

Since inception returns assume a purchase of the ETF at the initial share price of $25.27 for share price returns or initial net asset value (NAV) of $25.27 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s total annual operating expense ratio is 0.89%, per the prospectus, gross of any fee waivers or expense reimbursements. There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping Fund operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses may fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Sector Breakdown

% of Net Assets
Financials	21.7%
Information Technologies	16.2%
Health Care	12.1%
Industrials	10.6%
Consumer Discretionary	10.0%
Consumer Staples	9.2%
Oil & Gas Services	9.1%
Utilities	3.7%
Telecommunications	3.6%
Materials	3.0%
Energy Equipment & Services	0.3%

Total Investments	99.5%
Other Assets in excess of Liabilities	0.5%

Net Assets	100.0%

Top Ten Holdings

% of Total Investments
Exxon Mobil Corp.	5.6%
Citigroup, Inc.	3.9%
General Electric Co.	3.9%
AT&T, Inc.	3.7%
Bank of America Corp.	3.7%
Microsoft Corp.	3.2%
Johnson & Johnson	3.0%
JPMorgan Chase & Co.	2.7%
Wal-Mart Stores, Inc.	2.3%
Google, Inc.	1.9%

Sectors are as a percentage of net assets. Holdings are as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

OTP | Claymore/Ocean Tomo Patent ETF

Fund Statistics

Share Price	$25.29
Net Asset Value	$25.17
Premium/Discount to NAV	0.48%
Net Assets ($000)	$15,104

Total Returns

Inception (12/15/06)	Market	NAV
Since inception	0.09%	-0.38%
Ocean Tomo 300™ Patent Index	—	-0.14%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.claymore.com for more current performance data.

Since inception returns assume a purchase of the ETF at the initial share price of $25.27 for share price returns or initial net asset value (NAV) of $25.27 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s total annual operating expense ratio is 0.89%, per the prospectus, gross of any fee waivers or expense reimbursements. There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping Fund operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses may fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Sector Breakdown

% of Net Assets
Information Technologies	23.7%
Health Care	19.9%
Industrials	16.6%
Energy	12.4%
Consumer Discretionary	11.0%
Consumer Staples	5.0%
Telecommunications	5.0%
Materials	4.6%
Utilities	0.9%
Financials	0.4%

Total Investments	99.5%
Other Assets in excess of Liabilities	0.5%

Net Assets	100.0%

Top Ten Holdings

% of Total Investments
Exxon Mobil Corp.	5.8%
General Electric Co.	5.0%
Microsoft Corp.	3.8%
Toyota Motor Corp, ADR (Japan)	3.3%
AT&T, Inc.	3.2%
Royal Dutch Shell PLC, ADR (Netherlands)	2.9%
Procter & Gamble Co.	2.8%
Johnson & Johnson	2.5%
Pfizer, Inc.	2.5%
GlaxoSmithKline PLC, ADR (Britain)	2.2%

Sectors are as a percentage of net assets. Holdings are as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

16	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust	Fund Summary continued

DEF | Claymore/Sabrient Defender ETF

Fund Statistics

Share Price	$25.65
Net Asset Value	$25.66
Premium/Discount to NAV	-0.04%
Net Assets ($000)	$25,662

Total Returns

Inception (12/15/06)	Market	NAV
Since inception	2.34%	2.38%

Sabrient Defensive Equity Index	—	2.54%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.claymore.com for more current performance data.

Since inception returns assume a purchase of the ETF at the initial share price of $25.07 for share price returns or initial net asset value (NAV) of $25.07 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s total annual operating expense ratio is 0.89%, per the prospectus, gross of any fee waivers or expense reimbursements. There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping Fund operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses may fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Sector Breakdown

% of Net Assets
Financials	29.5%
Consumer Staples	14.3%
Consumer Discretionary	14.1%
Industrials	13.0%
Telecommunication Services	9.2%
Materials	8.3%
Health Care	6.1%
Energy	5.2%

Total Investments	99.7%
Other Assets in excess of Liabilities	0.3%

Net Assets	100.0%

Top Ten Holdings

% of Total Investments
Qwest Communications International, Inc.	1.1%
Loews Corp.	1.1%
Lan Airlines SA – ADR (Chile)	1.1%
Campbell Soup Co.	1.1%
Liberty Media Corp. – Capital Series A	1.1%
Molson Coors Brewing Co. – Class B	1.1%
Energy Transfer Partners L.P.	1.1%
Station Casinos, Inc.	1.1%
Hospira, Inc.	1.1%
Citizens Communications Co.	1.1%

Sectors are as a percentage of net assets. Holdings are as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

NFO | Claymore/Sabrient Insider ETF

Fund Statistics

Share Price	$27.70
Net Asset Value	$27.71
Premium/Discount to NAV	-0.04%
Net Assets ($000)	$26,345

Total Returns

Inception (9/21/06)	Market	NAV
Since inception	10.34%	10.38%

Sabrient Insider Index	—	10.75%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.claymore.com for more current performance data.

Since inception returns assume a purchase of the ETF at the initial share price of $25.14 for share price returns or initial net asset value (NAV) of $25.14 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s total annual operating expense ratio is 0.84%, per the prospectus, gross of any fee waivers or expense reimbursements. There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping Fund operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses may fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Sector Breakdown

% of Net Assets
Consumer Discretionary	19.6%
Industrials	19.1%
Information Technology	15.2%
Financials	11.5%
Materials	9.2%
Energy	8.0%
Health Care	7.9%
Consumer Staples	4.3%
Utilities	3.9%
Telecommunication Services	1.2%

Total Investments	99.9%
Other Assets in excess of Liabilities	0.1%

Net Assets	100.0%

Top Ten Holdings

% of Total Investments
NBTY, Inc.	1.3%
Itron, Inc.	1.3%
Tesoro Corp.	1.3%
MGM Mirage	1.3%
Parexel International Corp.	1.2%
WCI Communities, Inc.	1.2%
Qwest Communications International	1.2%
Bucyrus International, Inc. – Class A	1.2%
Houston Wire & Cable Co.	1.1%
Macquarie Infrastructure Co. Trust	1.1%

Sectors are as a percentage of net assets. Holdings are as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

SemiAnnual Report	February 28, 2007	17

Claymore Exchange-Traded Fund Trust	Fund Summary continued

STH | Claymore/Sabrient Stealth ETF

Fund Statistics

Share Price	$27.52
Net Asset Value	$27.53
Premium/Discount to NAV	-0.04%
Net Assets ($000)	$22,043

Total Returns

Inception (9/21/06)	Market	NAV
Since inception	9.70%	9.74%

Sabrient Stealth Index	—	10.17%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.claymore.com for more current performance data.

Since inception returns assume a purchase of the ETF at the initial share price of $25.15 for share price returns or initial net asset value (NAV) of $25.15 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s total annual operating expense ratio is 0.84%, per the prospectus, gross of any fee waivers or expense reimbursements. There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping Fund operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses may fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Sector Breakdown

% of Net Assets
Industrials	18.1%
Consumer Discretionary	18.1%
Financials	16.3%
Information Technology	12.7%
Materials	12.7%
Energy	9.9%
Health Care	5.7%
Consumer Staples	4.2%
Utilities	2.1%

Total Investments	99.8%
Other Assets in excess of Liabilities	0.2%

Net Assets	100.0%

Top Ten Holdings

% of Total Investments
Universal Stainless & Alloy	1.6%
Gerdau AmeriSteel Corp.	1.5%
TheStreet.com, Inc.	1.5%
Lamson & Sessions Co.	1.5%
Petroleum Development Corp.	1.5%
RTI International Metals, Inc.	1.5%
IPSCO, Inc.	1.4%
Consolidated Graphics, Inc.	1.4%
Dynamic Materials Corp.	1.4%
Alliance One International, Inc.	1.4%

Sectors are as a percentage of net assets. Holdings are as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

XRO | Claymore/Zacks Sector Rotation ETF

Fund Statistics

Share Price	$28.56
Net Asset Value	$28.57
Premium/Discount to NAV	-0.04%
Net Assets ($000)	$51,443

Total Returns

Inception (9/21/06)	Market	NAV
Since inception	14.49%	14.53%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.claymore.com for more current performance data.

Since inception returns assume a purchase of the ETF at the initial share price of $24.98 for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s total annual operating expense ratio is 0.84%, per the prospectus, gross of any fee waivers or expense reimbursements. There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping Fund operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses may fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Sector Breakdown

% of Net Assets
Financials	41.5%
Consumer Discretionary	16.0%
Energy	15.6%
Materials	12.6%
Industrials	9.0%
Consumer Staples	3.5%
Utilities	1.0%
Information Technology	0.6%

Total Long-Term Investments	99.8%
Short-Term Investments	0.2%
Liabilities in Excess of Other Assets	0.0%

Net Assets	100.0%

Top Ten Holdings

% of Total Investments
Sears Holdings Corp.	1.8%
Loews Corp.	1.7%
Southern Copper Corp.	1.7%
Goldman Sachs Group, Inc.	1.7%
Kohl’s Corp.	1.7%
Schlumberger Ltd.	1.6%
Credit Suisse Group, ADR	1.6%
Danaher Corp.	1.6%
McDonald’s Corp.	1.6%
Marathon Oil Corp.	1.6%

Sectors are as a percentage of net assets. Holdings are as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

18	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust	Fund Summary continued

CVY | Claymore/Zacks Yield Hog ETF

Fund Statistics

Share Price	$26.74
Net Asset Value	$26.74
Premium/Discount to NAV	0.00%
Net Assets ($000)	$74,907

Total Returns

Inception (9/21/06)	Market	NAV
Since inception	8.59%	8.59%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.claymore.com for more current performance data.

Since inception returns assume a purchase of the ETF at the initial share price of $24.96 for share price returns or initial net asset value (NAV) of $24.96 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s total annual operating expense ratio is 0.84%, per the prospectus, gross of any fee waivers or expense reimbursements. There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping Fund operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses may fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown

% of Net Assets
Common Stocks
Financials	30.9%
Materials	9.2%
Utilities	7.3%
Telecommunications	5.3%
Consumer Staples	4.6%
Consumer Discretionary	3.7%
Industrials	3.5%
Energy	3.1%
Health Care	1.2%
Information Technologies	1.0%

Total Common Stocks	69.8%

Master Limited Partnerships	10.8%
Closed End Funds	9.7%
Income Trusts	6.4%
Preferred Stocks	2.3%

Total Long-Term Investments	99.0%
Short-Term Investments	0.8%
Other Assets in excess of Liabilities	0.2%

Net Assets	100.0%

Top Ten Holdings

% of Long- Term Investments
Weyerhaeuser Co.	1.3%
Conseco, Inc., 5.50%, 05/15/07	1.3%
Lyondell Chemical Co.	1.3%
Southern Copper Corp.	1.3%
Fording Canadian Coal Trust	1.3%
Cia Siderurgica Nacional SA, ADR	1.2%
TXU Corp.	1.2%
Vodafone Group PLC, ADR	1.1%
Dow Chemical Co.	1.1%
Inergy LP	1.1%

Portfolio breakdown is as a percentage of net assets. Holdings are as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

SemiAnnual Report	February 28, 2007	19

Claymore Exchange-Traded Fund Trust

Overview of Fund Expenses | As of February 28, 2007 (unaudited)

As a shareholder of Claymore/BNY BRIC ETF; Claymore/Clear Spin-Off ETF; Claymore/LGA Green ETF; Claymore/Ocean Tomo Patent ETF; Claymore/Sabrient Defender ETF; Claymore/Sabrient Insider ETF; Claymore/Sabrient Stealth ETF; Claymore/Zacks Sector Rotation ETF; and Claymore/Zacks Yield Hog ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ended 2/28/07.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio for the period ended	Expenses Paid During Period*
	9/21/06	2/28/07	2/28/07	9/21/06-2/28/07
Claymore/BNY BRIC ETF***
Actual	$1,000	$1,208	0.67%	$3
Hypothetical (5% annual return before expenses)	$1,000	$1,019	0.67%	$3
Claymore/Sabrient Insider ETF***
Actual	$1,000	$1,110	0.76%	$4
Hypothetical (5% annual return before expenses)	$1,000	$1,019	0.76%	$3
Claymore/Sabrient Stealth ETF***
Actual	$1,000	$1,104	0.88%	$4
Hypothetical (5% annual return before expenses)	$1,000	$1,018	0.88%	$4
Claymore/Zacks Sector Rotation ETF***
Actual	$1,000	$1,144	0.74%	$4
Hypothetical (5% annual return before expenses)	$1,000	$1,019	0.74%	$3
Claymore/Zacks Yield Hog ETF***
Actual	$1,000	$1,084	0.72%	$3
Hypothetical (5% annual return before expenses)	$1,000	$1,019	0.72%	$3

20	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust	Overview of Fund Expenses continued

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio for the period ended	Expenses Paid During Period**
	12/15/2006	2/28/07	2/28/07	12/15/06-2/28/07
Claymore/Clear Spin-Off ETF***
Actual	$1,000	$1,038	0.88%	$2
Hypothetical (5% annual return before expenses)	$1,000	$1,009	0.88%	$2
Claymore/LGA Green ETF***
Actual	$1,000	$991	0.91%	$2
Hypothetical (5% annual return before expenses)	$1,000	$1,009	0.91%	$2
Claymore/Ocean Tomo Patent ETF***
Actual	$1,000	$1,007	0.92%	$2
Hypothetical (5% annual return before expenses)	$1,000	$1,008	0.92%	$2
Claymore/Sabrient Defender ETF***
Actual	$1,000	$1,027	0.86%	$2
Hypothetical (5% annual return before expenses)	$1,000	$1,009	0.86%	$2

*	Expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of net assets for the period September 21, 2006 (commencement of investment operations) to February 28, 2007. Expenses are calculated by multiplying the average account value over the period; then multiplying that result by 161/365 (to reflect the since inception period).

**	Expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of net assets for the period December 15, 2006 (commencement of investment operations) to February 28, 2007. Expenses are calculated by multiplying the average account value over the period; then multiplying that result by 76/365 (to reflect the since inception period).

***	The expense ratios reflect an expense waiver. Please see the Notes to Financial Statements for more information.

Assumes all dividends and distributions were reinvested.

SemiAnnual Report	February 28, 2007	21

Claymore Exchange-Traded Fund Trust

Portfolio of Investments	February 28, 2007 (unaudited)

EEB | Claymore/BNY BRIC ETF

Number of Shares	Description	Value
	Long-Term Investments – 99.8%
	Consumer Discretionary – 1.8%
11,942	Brilliance China Automotive Holdings Ltd., ADR (China) (a)	$302,133
11,921	Ctrip.com International Ltd., ADR (China)	703,458
20,507	Focus Media Holding Ltd., ADR (China) (a)	1,642,611
68,050	NET Servicos de Comunicacao SA, ADR (Brazil) (a)	932,285

		3,580,487

	Consumer Staples – 3.4%
22,413	Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR (Brazil)	671,269
82,980	Cia de Bebidas das Americas, Preference Shares, ADR (Brazil)	4,013,743
27,038	Perdigao SA, ADR (Brazil)	655,671
19,704	Sadia SA, ADR (Brazil)	620,282
9,276	Wimm-Bill-Dann Foods OJSC, ADR (Russia)	612,216

		6,573,181

	Energy – 23.8%
73,356	China Petroleum & Chemical Corp., ADR (China)	5,841,338
63,671	CNOOC Ltd., ADR (China)	5,127,426
81,263	PetroChina Co. Ltd., ADR (China)	9,455,763
121,756	Petroleo Brasileiro SA, ADR (Brazil)	11,006,742
167,802	Petroleo Brasileiro SA, Preference Shares, ADR (Brazil)	13,689,287
15,873	Ultrapar Participacoes SA, ADR (Brazil)	390,158
17,879	Yanzhou Coal Mining Co. Ltd., ADR (China)	825,116

		46,335,830

	Financials – 17.7%
217,097	Banco Bradesco SA, ADR (Brazil)	7,986,999
190,361	Banco Itau Holding Financeira SA, ADR (Brazil)	6,512,250
204,624	China Life Insurance Co. Ltd., ADR (China)	8,105,157
33,623	HDFC Bank Ltd., ADR (India)	2,231,559
143,941	ICICI Bank Ltd., ADR (India)	5,517,259
46,913	Unibanco – Uniao de Bancos Brasileiros SA, GDR (Brazil)	4,010,123

		34,363,347

	Health Care – 0.6%
9,882	China Medical Technologies, Inc., ADR (China) (a)	247,248
56,958	Dr. Reddy’s Laboratories Ltd., ADR (India)	854,370

		1,101,618

	Industrials – 4.2%
8,762	China Eastern Airlines Corp., Ltd., ADR (China) (a)	261,108
12,507	China Southern Airlines Co. Ltd., ADR (China) (a)	281,407
56,136	Empresa Brasileira de Aeronautica SA, ADR (Brazil)	2,545,768
25,243	Gol Linhas Aereas Inteligentes SA, ADR (Brazil)	717,658
14,208	Guangshen Railway Co. Ltd., ADR (China)	436,612
31,388	Suntech Power Holdings Co. Ltd., ADR (China) (a)	1,137,815
30,918	Tam SA, ADR (Brazil) (a)	904,661
96,882	Tata Motors Ltd., ADR (India)	1,793,286

		8,078,315

	Information Technology – 9.2%
36,453	Actions Semiconductor Co. Ltd., ADR (China) (a)	271,210
5,044	Baidu.com, ADR (China) (a)	538,195
178,751	Infosys Technologies Ltd., ADR (India)	9,699,029
29,378	Netease.com, ADR (China) (a)	599,311
22,075	O2Micro International Ltd., ADR (China) (a)	182,781
17,995	Patni Computer Systems Ltd., ADR (India)	394,450
130,212	Satyam Computer Services Ltd., ADR (India)	2,807,371
147,552	Semiconductor Manufacturing International Corp., ADR (China) (a)	1,004,829
12,981	Shanda Interactive Entertainment Ltd., ADR (China) (a)	306,871
14,464	Sify Ltd., ADR (India) (a)	123,956
5,997	The9 Ltd., ADR (China) (a)	203,958
117,860	Wipro Ltd., ADR (India)	1,866,902

		17,998,863

	Materials – 15.6%
52,720	Aluminum Corp. of China Ltd., ADR (China)	1,251,046
22,928	Aracruz Celulose SA, ADR (Brazil)	1,230,316
34,514	Braskem SA, ADR (Brazil)	451,443
55,102	Cia Siderurgica Nacional SA, ADR (Brazil)	1,929,672
266,548	Cia Vale do Rio Doce, ADR (Brazil)	9,094,618
416,040	Cia Vale do Rio Doce, Preference Shares, ADR (Brazil)	12,293,982
137,376	Gerdau SA, ADR (Brazil)	2,355,998
15,978	Mechel OAO, ADR (Russia)	501,709
10,703	Sinopec Shanghai Petrochemical Co. Ltd., ADR (China)	539,966
41,310	Votorantim Celulose e Papel SA, ADR (Brazil)	740,688

		30,389,438

See notes to financial statements.

22	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust	Portfolio of Investments (unaudited) continued

EEB | Claymore/BNY BRIC ETF (continued)

Number of Shares	Description	Value
	Telecommunication Services – 20.9%
20,897	Brasil Telecom Participacoes SA, Preference Shares, ADR (Brazil)	$846,328
28,681	Brasil Telecom SA, Preference Shares, ADR (Brazil)	410,425
361,385	China Mobile Ltd., ADR (China)	16,779,106
43,710	China Netcom Group Corp. Hong Kong Ltd., ADR (China)	2,060,926
61,156	China Telecom Corp. Ltd., ADR (China)	2,800,945
268,449	China Unicom Ltd., ADR (China)	3,385,142
42,603	Hutchison Telecommunications International Ltd., ADR (China) (a)	1,331,344
46,100	Mahanagar Telephone Nigam, ADR (India)	275,678
82,477	Mobile Telesystems OJSC, ADR (Russia)	4,231,070
27,861	Rostelecom, ADR (Russia)	1,359,060
112,395	Tele Norte Leste Participacoes SA, ADR (Brazil)	1,457,763
5,613	Telemig Celular Participacoes SA, ADR (Brazil)	203,696
26,047	Tim Participacoes SA, ADR (Brazil)	824,648
23,438	Videsh Sanchar Nigam Ltd., ADR (India)	395,165
41,382	Vimpel-Communications, ADR (Russia) (a)	3,329,596
247,517	Vivo Participacoes SA, Preference Shares, ADR (Brazil)	915,813

		40,606,705

	Utilities – 2.6%
24,730	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil) (a)	835,874
40,345	Cia Energetica de Minas Gerais, ADR (Brazil)	1,942,612
46,791	Cia Paranaense de Energia, Preference Shares, ADR (Brazil)	548,858
12,562	CPFL Energia SA, ADR (Brazil)	507,379
34,466	Huaneng Power International, Inc., ADR (China)	1,206,999

		5,041,722

	Total Long-Term Investments – 99.8% (Cost $201,380,162)	194,069,506

Principal Amount	Description	Value
	Short-Term Investments – 0.1%
$ 300,000	U.S. Government and Agency Securities – 0.1%
	Federal Home Loan Bank Discount Notes, maturing 3/01/07 (Cost $300,000)	$300,000

	Total Investments – 99.9% (Cost $ 201,680,162)	194,369,506
	Other Assets in excess of Liabilities – 0.1%	167,197

	Net Assets – 100.0%	$194,536,703

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

OJSC – Open Joint Stock Company

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

SemiAnnual Report	February 28, 2007	23

Claymore Exchange-Traded Fund Trust	Portfolio of Investments (unaudited) continued

CSD | Claymore/Clear Spin-Off ETF

Number of Shares	Description	Value
	Common Stock – 94.6%
	Consumer Discretionary – 32.3%
6,253	Ambassadors Group, Inc.	$185,714
39,935	CBS Corp.	1,212,027
9,774	Chipotle Mexican Grill, Inc. (a)	586,342
47,648	Clear Channel Outdoor Holdings, Inc. (a)	1,320,803
76,499	Discovery Holding Co. (a)	1,228,574
4,860	DSW, Inc. (a)	194,643
60,982	Expedia, Inc. (a)	1,296,477
9,855	Jackson Hewitt Tax Service, Inc.	317,824
19,113	Live Nation, Inc. (a)	442,275
16,904	New York & Co., Inc. (a)	244,601
4,632	Proliance International, Inc.	20,149
1,580	Triple Crown Media, Inc. (a)	13,572
32,742	Viacom, Inc. (a)	1,278,248
6,132	WPT Enterprises, Inc. (a)	29,250

		8,370,499

	Energy – 11.1%
14,049	Alon USA Energy, Inc.	395,479
5,794	Atlas America, Inc. (a)	309,458
19,944	Bois d’Arc Energy, Inc. (a)	271,438
45,196	CNX Gas Corp. (a)	1,093,291
15,273	Delek US Holdings, Inc.	252,921
21,731	Ship Finance International, Ltd. (Bermuda)	565,006

		2,887,593

	Financials – 10.6%
22,766	Ameriprise Financial, Inc.	1,330,900
52,421	Fidelity National Financial, Inc.	1,258,104
5,760	National Interstate Corp.	150,970

		2,739,974

	Health Care – 1.9%
11,622	Inverness Medical Innovations, Inc. (a)	490,448

	Industrials – 4.2%
16,093	ACCO Brands Corp. (a)	350,506
26,833	Adesa, Inc.	737,908

		1,088,414

	Information Technology – 13.0%
25,515	MoneyGram International, Inc.	766,981
27,968	NAVTEQ Corp. (a)	893,857
38,541	Spansion, Inc. (a)	468,659
20,741	Sunpower Corp. (a)	898,085
12,127	Wright Express Corp. (a)	345,377

		3,372,959

	Materials – 16.3%
13,845	Chaparral Steel Co.	689,896
91,459	Gerdau Ameristeel Corp. (Canada)	1,006,049
55,270	Mosaic Co. (The) (a)	1,406,069
4,440	Neenah Paper, Inc.	164,724
22,173	Novelis, Inc. (Canada)	972,286

		4,239,024

	Telecommunication Services – 5.2%
24,568	Embarq Corp.	1,359,839

	Total Common Stock - 94.6% (Cost - $24,093,543)	24,548,750

	Master Limited Partnerships – 5.2%
	Energy – 5.2%
26,628	Enterprise GP Holdings LP	976,715
2,460	Holly Energy Partners LP	113,455
5,820	Williams Partners LP	251,424

	(Cost – $ 1,307,538)	1,341,594

	Total Investments - 99.8% (Cost – $25,401,081)	25,890,343
	Other Assets in excess of Liabilities – 0.2%	58,289

	Net Assets – 100.0%	$25,948,632

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

24	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust	Portfolio of Investments (unaudited) continued

GRN | Claymore/LGA Green ETF

Number of Shares	Description	Value
	Common Stock – 99.5%
	Consumer Discretionary – 10.0%
480	Autonation, Inc. (a)	$10,541
164	Autozone, Inc. (a)	20,548
708	Best Buy Co., Inc.	32,901
2,252	Carnival Corp. (Panama)	104,538
896	Coach, Inc. (a)	42,291
6,188	Comcast Corp. – Class A (a)	159,143
624	DR Horton, Inc.	15,831
708	Eastman Kodak Co.	16,907
1,536	Gap, Inc. (The)	29,476
608	Genuine Parts Co.	29,610
600	Harley-Davidson, Inc.	39,540
156	Harman International Industries, Inc.	15,469
4,527	Home Depot, Inc.	179,269
180	KB Home	8,928
798	Kohl’s Corp. (a)	55,054
319	Lennar Corp. - Class A	15,708
828	Mattel, Inc.	21,536
960	McGraw-Hill Cos., Inc. (The)	62,026
828	Newell Rubbermaid, Inc.	25,353
478	Nike, Inc. – Class B	49,937
257	Omnicom Group, Inc.	26,628
375	Sears Holdings Corp. (a)	67,594
192	Snap-On, Inc.	9,619
264	Stanley Works (The)	14,670
1,524	Staples, Inc.	39,654
3,455	Starbucks Corp. (a)	106,760
144	Tiffany & Co.	6,270
7,537	Time Warner, Inc.	153,378
3,906	Walt Disney Co. (The)	133,820

		1,492,999

	Consumer Staples – 9.2%
562	Brown-Forman Corp. – Class B	36,811
1,130	Clorox Co.	71,597
5,655	Coca-Cola Co. (The)	263,975
3,834	Colgate-Palmolive Co.	258,258
1,056	Constellation Brands, Inc. – Class A (a)	24,774
669	Estee Lauder Cos., Inc. (The) – Class A	32,032
847	General Mills, Inc.	47,737
573	Hershey Co. (The)	30,300
814	HJ Heinz Co.	37,338
324	McCormick & Co., Inc.	12,406
1,008	Supervalu, Inc.	37,256
1,448	Sysco Corp.	47,726
1,842	Walgreen Co.	82,356
7,068	Wal-Mart Stores, Inc.	341,384
348	Whole Foods Market, Inc.	16,624
684	WM Wrigley Jr. Co.	34,063

		1,374,637

	Energy – 9.4%
682	Apache Corp.	46,737
780	Baker Hughes, Inc.	50,786
900	Chesapeake Energy Corp.	27,441
1,368	El Paso Corp.	19,672
504	EOG Resources, Inc.	34,141
11,536	Exxon Mobil Corp.	826,900
2,443	Halliburton Co.	75,440
264	Kinder Morgan, Inc.	27,921
694	Marathon Oil Corp.	62,974
372	Murphy Oil Corp.	19,277
804	Nabors Industries Ltd. (Bermuda) (a)	24,088
427	National Oilwell Varco, Inc. (a)	29,736
368	Noble Corp. (Cayman Islands)	25,841
728	Sunoco, Inc.	46,971
826	Weatherford International Ltd. (Bermuda) (a)	33,164
756	XTO Energy, Inc.	39,055

		1,390,144

	Financials – 21.7%
1,357	Allstate Corp. (The)	81,501
2,247	American Express Co.	127,787
4,129	American International Group, Inc.	277,056
10,458	Bank of America Corp.	531,998
1,812	Bank of New York Co., Inc. (The)	73,603
1,284	BB&T Corp.	54,544
468	CB Richard Ellis Group, Inc. – Class A (a)	15,594
897	Chubb Corp.	45,792
11,443	Citigroup, Inc.	576,727
1,473	Countrywide Financial Corp.	56,386
2,313	Fannie Mae	131,216
602	Franklin Resources, Inc.	70,669
1,643	Freddie Mac	105,448

See notes to financial statements.

SemiAnnual Report	February 28, 2007	25

Claymore Exchange-Traded Fund Trust	Portfolio of Investments (unaudited) continued

GRN | Claymore/LGA Green ETF (continued)

Number of Shares	Description	Value
8,078	JPMorgan Chase & Co.	$399,053
1,068	Marsh & McLennan Cos., Inc.	31,421
1,603	Metlife, Inc.	101,229
1,011	Prudential Financial, Inc.	91,940
420	Public Storage, Inc., REIT	42,533
1,728	Regions Financial Corp.	61,897
545	Simon Property Group, Inc., REIT	61,443
840	SunTrust Banks, Inc.	70,820
1,498	Travelers Cos., Inc. (The)	76,038
351	Vornado Realty Trust, REIT	44,647
2,242	Washington Mutual, Inc.	96,585

		3,225,927

	Health Care – 12.1%
368	Allergan, Inc.	41,109
2,751	Amgen, Inc.	176,779
259	Barr Pharmaceuticals, Inc. (a)	13,727
151	Bausch & Lomb, Inc.	7,891
588	Biomet, Inc.	24,890
3,570	Boston Scientific Corp. (a)	58,227
4,785	Bristol-Myers Squibb Co.	126,276
948	Cardinal Health, Inc.	66,445
996	Caremark Rx, Inc.	61,344
768	Forest Laboratories, Inc. (a)	39,752
672	Health Management Associates, Inc. – Class A	13,413
372	Hospira, Inc. (a)	14,236
7,066	Johnson & Johnson	445,511
588	King Pharmaceuticals, Inc. (a)	10,966
684	Medco Health Solutions, Inc. (a)	46,245
564	Medimmune, Inc. (a)	17,997
2,780	Medtronic, Inc.	140,001
5,290	Merck & Co., Inc.	233,606
516	Mylan Laboratories, Inc.	10,924
852	St Jude Medical, Inc.	33,782
3,933	UnitedHealth Group, INC.	205,303
252	Watson Pharmaceuticals, Inc. (a)	6,643

		1,795,067

	Industrials – 10.6%
2,232	Allied Waste Industries, Inc. (a)	28,614
528	American Standard Cos., Inc.	27,979
1,882	Boeing Co.	164,242
788	Burlington Northern Santa Fe Corp.	62,402
1,125	Caterpillar, Inc.	72,472
384	Cintas Corp.	15,506
691	Danaher Corp.	49,503
336	Eaton Corp.	27,219
213	Fluor Corp.	17,992
16,417	General Electric Co.	573,282
684	Ingersoll-Rand Co. Ltd. – Class A (Bermuda)	29,624
415	ITT Corp.	24,576
297	L-3 Communications Holding, Inc.	25,869
1,007	Lockheed Martin Corp.	97,961
870	Norfolk Southern Corp.	41,238
432	Paccar, Inc.	30,020
451	Pitney Bowes, Inc.	21,517
1,056	Raytheon Co.	56,549
403	Rockwell Automation, Inc.	25,022
396	Rockwell Collins, Inc.	25,930
96	Ryder System, Inc.	4,938
1,248	Southwest Airlines Co.	18,882
1,704	United Parcel Service, Inc. – Class B	119,604
204	WW Grainger, Inc.	15,739

		1,576,680

	Information Technology – 16.2%
1,608	Adobe Systems, Inc. (a)	63,114
612	Altera Corp.(a)	12,919
576	Analog Devices, Inc.	20,880
2,958	Apple, Inc. (a)	250,276
1,260	Automatic Data Processing, Inc.	62,735
921	Broadcom Corp. – Class A (a)	31,397
9,896	Cisco Systems, Inc. (a)	256,702
732	Electronic Arts, Inc. (a)	36,907
5,619	EMC Corp.	78,385
1,752	First Data Corp.	44,729
632	Google, Inc. – Class A (a)	284,052
9,723	Intel Corp.	193,002
2,612	International Business Machines Corp.	242,942

See notes to financial statements.

26	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust	Portfolio of Investments (unaudited) continued

GRN | Claymore/LGA Green ETF (continued)

Number of Shares	Description	Value
480	Jabil Circuit, Inc.	$12,826
921	Juniper Networks, Inc. (a)	17,416
744	Kla-Tencor Corp.	38,495
504	Linear Technology Corp.	16,728
672	LSI Logic Corp. (a)	6,814
16,780	Microsoft Corp.	472,693
432	Molex, Inc.	12,671
456	Novellus Systems, Inc. (a)	14,683
600	Nvidia Corp. (a)	18,600
874	Paychex, Inc.	35,511
348	PMC – Sierra, Inc. (a)	2,349
2,688	Qualcomm, Inc.	108,273
2,124	Solectron Corp. (a)	6,839
300	Tektronix, Inc.	8,583
720	Tellabs, Inc. (a)	7,546
1,752	Western Union Co. (The)	37,966
564	Xilinx, Inc.	14,450

		2,410,483

	Materials – 3.0%
588	Air Products & Chemicals, Inc.	43,994
1,810	Alcoa, Inc.	60,472
144	Ashland, Inc.	9,444
2,073	EI Du Pont de Nemours & Co.	105,205
187	Eastman Chemical Co.	11,055
624	Ecolab, Inc.	26,395
720	International Paper Co.	25,927
936	Newmont Mining Corp.	42,186
696	Nucor Corp.	42,366
312	Pactiv Corp. (a)	10,046
372	PPG Industries, Inc.	24,645
248	Sealed Air Corp.	15,981
213	Vulcan Materials Co.	24,812

		442,528

	Telecommunication Services – 3.6%
14,714	AT&T, Inc.	541,475

	Utilities – 3.7%
1,596	AES Corp. (The) (a)	34,027
528	CMS Energy Corp.	9,214
432	Constellation Energy Group, Inc.	33,985
420	DTE Energy Co.	19,446
495	Entergy Corp.	48,857
1,586	Exelon Corp.	104,565
756	FirstEnergy Corp.	47,303
960	FPL Group, Inc.	56,707
416	KeySpan Corp.	17,073
156	Nicor, Inc.	7,260
648	NiSource, Inc.	15,416
900	PPL Corp.	34,218
600	Progress Energy, Inc.	29,316
1,761	Southern Co.	63,044
960	Xcel Energy, Inc.	22,685

		543,116

	Total Investments – 99.5% (Cost $15,066,380)	14,793,056
	Other Assets in excess of Liabilities – 0.5%	73,016

	Net Assets – 100%	$14,866,072

REIT – Real Estate Investment Trust

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

SemiAnnual Report	February 28, 2007	27

Claymore Exchange-Traded Fund Trust	Portfolio of Investments (unaudited) continued

OTP | Claymore/Ocean Tomo Patent ETF

Number of Shares	Description	Value
	Common Stocks – 99.5%
	Consumer Discretionary – 11.0%
859	Amazon.com, Inc. (a)	$33,621
168	Autoliv, Inc. (Sweden)	9,584
142	Black & Decker Corp.	11,966
120	BorgWarner, Inc.	8,837
192	Brunswick Corp.	6,269
2,133	DaimlerChrysler AG (Germany)	145,193
2,551	DIRECTV Group, Inc. (The)	57,550
600	Eastman Kodak Co.	14,328
3,936	Ford Motor Co.	31,173
312	Fortune Brands, Inc.	25,085
492	Gannett Co, Inc.	30,140
450	Garmin, Ltd. (Cayman Islands)	24,642
1,179	General Motors Corp.	37,634
372	Goodyear Tire & Rubber Co. (The)	9,159
136	Harman International Industries, Inc.	13,486
698	International Game Technology	28,793
408	Johnson Controls, Inc.	38,270
144	Lear Corp.	5,316
228	Magna International, Inc. (Canada)	16,781
792	Mattel Inc.	20,600
144	Mohawk Industries, Inc. (a)	12,603
576	Newell Rubbermaid, Inc.	17,637
6,600	News Corp.	148,698
525	Nike, Inc.	54,847
288	RadioShack Corp.	7,191
192	Scientific Games Corp. (a)	6,278
281	Sherwin-Williams Co. (The)	18,701
72	Shuffle Master, Inc. (a)	1,531
2,088	Sony Corp, ADR (Japan)	108,117
168	Stanley Works (The)	9,336
120	Thor Industries, Inc.	5,021
8,474	Time Warner, Inc.	172,446
3,763	Toyota Motor Corp, ADR (Japan)	502,360
161	Whirlpool Corp.	14,202
564	XM Satellite Radio Holdings, Inc. (a)	8,099

		1,655,494

	Consumer Staples – 5.0%
192	Alberto-Culver Co.	4,253
927	Avon Products, Inc.	33,984
811	Campbell Soup Co.	33,113
996	Coca-Cola Enterprises, Inc.	20,010
1,072	Colgate-Palmolive Co.	72,210
1,053	ConAgra Foods, Inc.	26,567
120	Energizer Holdings, Inc. (a)	10,310
720	General Mills, Inc.	40,579
955	Kimberly-Clark Corp.	65,045
6,605	Procter & Gamble Co.	419,351
576	WM Wrigley Jr Co.	28,685

		754,107

	Energy – 12.4%
669	Baker Hughes, Inc.	43,559
3,431	ConocoPhillips	224,456
84	Dril-Quip, Inc. (a)	3,241
12,158	Exxon Mobil Corp.	871,485
267	Grant Prideco, Inc. (a)	11,590
2,096	Halliburton Co.	64,724
364	National Oilwell Varco, Inc. (a)	25,349
281	Noble Corp.	19,732
1,753	Occidental Petroleum Corp.	80,953
108	Oceaneering International, Inc. (a)	4,260
228	Rowan Cos, Inc.	6,984
6,715	Royal Dutch Shell PLC, ADR (Netherlands)	436,542
420	Smith International, Inc.	17,220
168	Superior Energy Services (a)	5,149
708	Weatherford International, Ltd. (a)	28,426
60	W-H Energy Services, Inc. (a)	2,520
1,248	Williams Cos, Inc.	33,659

		1,879,849

	Financials – 0.4%
852	Capital One Financial Corp.	65,672

	Health Care – 19.9%
3,199	Abbott Laboratories	174,729
120	Advanced Medical Optics, Inc. (a)	4,625
216	Alkermes, Inc. (a)	3,542
321	Allergan, Inc.	35,859
144	American Medical Systems Holdings, Inc. (a)	2,929
2,432	Amgen, Inc.	156,280
264	Amylin Pharmaceuticals, Inc. (a)	10,272

See notes to financial statements.

28	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust	Portfolio of Investments (unaudited) continued

OTP | Claymore/Ocean Tomo Patent ETF (continued)

Number of Shares	Description	Value
384	Applera Corp - Applied Biosystems Group	$11,858
222	Barr Pharmaceuticals, Inc. (a)	11,766
108	Bausch & Lomb, Inc.	5,644
1,368	Baxter International, Inc.	68,414
516	Becton Dickinson & Co.	39,211
703	Biogen Idec, Inc. (a)	31,769
511	Biomet, Inc.	21,631
3,073	Boston Scientific Corp. (a)	50,121
4,100	Bristol-Myers Squibb Co.	108,199
844	Cardinal Health, Inc.	59,156
776	Celgene Corp. (a)	41,361
124	Cephalon, Inc. (a)	8,814
96	Cooper Cos, Inc. (The)	4,405
216	CR Bard, Inc.	17,237
120	Cubist Pharmaceuticals, Inc. (a)	2,404
324	Dentsply International, Inc.	10,219
972	Elan Corp PLC, ADR (Ireland) (a)	12,578
544	Genzyme Corp. (a)	33,619
959	Gilead Sciences, Inc. (a)	68,626
5,994	GlaxoSmithKline PLC, ADR (Britain)	336,683
276	Human Genome Sciences, Inc. (a)	3,036
180	ImClone Systems, Inc. (a)	5,186
77	Intuitive Surgical, Inc. (a)	8,555
100	Invitrogen Corp. (a)	6,325
6,044	Johnson & Johnson	381,074
145	Kinetic Concepts, Inc. (a)	7,127
504	King Pharmaceuticals, Inc. (a)	9,400
612	Medco Health Solutions, Inc. (a)	41,377
2,400	Medtronic, Inc.	120,864
84	Mentor Corp.	4,032
660	Millennium Pharmaceuticals, Inc. (a)	7,128
108	Millipore Corp.	7,724
444	Mylan Laboratories, Inc.	9,399
192	Nektar Therapeutics (a)	2,277
84	Neurocrine Biosciences, Inc. (a)	1,059
252	Omnicare, Inc.	10,468
120	OSI Pharmaceuticals, Inc. (a)	4,152
240	PDL BioPharma, Inc. (a)	4,582
15,030	Pfizer, Inc.	375,148
5,668	Sanofi-Aventis, ADR (France)	240,379
3,096	Schering-Plough Corp.	72,694
732	St Jude Medical, Inc.	29,024
852	Stryker Corp.	52,841
1,644	Teva Pharmaceutical Industries Ltd, ADR (Israel)	58,461
852	Thermo Fisher Scientific, Inc. (a)	38,570
269	Varian Medical Systems, Inc.	12,361
262	Vertex Pharmaceuticals, Inc. (a)	8,041
212	Waters Corp. (a)	11,503
216	Watson Pharmaceuticals, Inc. (a)	5,694
2,808	Wyeth	137,367

		3,007,799

	Industrials – 16.6%
1,536	3M Co.	113,787
4,548	ABB Ltd, ADR (Switzerland)	76,134
60	Actuant Corp.	3,132
420	American Standard Cos, Inc.	22,256
229	Avery Dennison Corp.	15,219
1,356	Caterpillar, Inc.	87,354
190	Cooper Industries, Ltd.	17,431
912	CSX Corp.	34,355
105	Cummins, Inc.	14,141
641	Danaher Corp.	45,921
474	Deere & Co.	51,391
420	Dover Corp.	20,072
312	Eaton Corp.	25,275
1673	Emerson Electric Co.	72,090
84	Energy Conversion Devices, Inc. (a)	2,528
21,728	General Electric Co.	758,742
264	Goodrich Corp.	12,949
1,704	Honeywell International, Inc.	79,134
1,182	Illinois Tool Works, Inc.	61,109
639	Ingersoll-Rand Co, Ltd. (Bermuda)	27,675
384	ITT Corp.	22,740
84	Kennametal, Inc.	5,141
260	L-3 Communications Holdings, Inc.	22,646
884	Lockheed Martin Corp.	85,996
132	Manitowoc Co, Inc. (The)	7,748
816	Masco Corp.	24,358
228	McDermott International, Inc.	10,990
720	Northrop Grumman Corp.	51,732
156	Oshkosh Truck Corp.	8,369
252	Pall Corp.	8,714
246	Parker Hannifin Corp.	20,268
463	Pitney Bowes, Inc.	22,090

See notes to financial statements.

SemiAnnual Report	February 28, 2007	29

Claymore Exchange-Traded Fund Trust	Portfolio of Investments (unaudited) continued

OTP | Claymore/Ocean Tomo Patent ETF (continued)

Number of Shares	Description	Value
281	Precision Castparts Corp.	$25,563
927	Raytheon Co.	49,641
345	Rockwell Automation, Inc.	21,421
180	Roper Industries, Inc.	9,562
456	RR Donnelley & Sons Co	16,498
168	Shaw Group, Inc. (The) (a)	5,171
1,857	Siemens AG, ADR (Germany)	196,173
96	Simpson Manufacturing Co, Inc.	3,189
212	Terex Corp.	13,958
120	Thomas & Betts Corp.	6,098
168	Trinity Industries, Inc.	7,031
4,146	Tyco International, Ltd. (Bermuda)	127,821
564	Union Pacific Corp.	55,627
2,092	United Technologies Corp.	137,298

		2,506,538

	Information Technology – 23.7%
816	3Com Corp. (a)	3,158
1,228	Accenture, Ltd. (Bermuda)	43,840
240	ADC Telecommunications, Inc. (a)	3,941
1,216	Adobe Systems, Inc.	47,728
156	Adtran, Inc.	3,593
1,144	Advanced Micro Devices, Inc. (a)	17,229
852	Agilent Technologies, Inc. (a)	27,025
756	Altera Corp. (a)	15,959
372	Amkor Technology, Inc. (a)	4,289
182	Amphenol Corp.	11,746
713	Analog Devices, Inc.	25,846
336	Andrew Corp. (a)	3,568
1,793	Apple, Inc.	151,706
2,903	Applied Materials, Inc.	53,909
108	Atheros Communications, Inc. (a)	2,729
1,020	Atmel Corp. (a)	5,651
1,579	AU Optronics Corp, ADR (Taiwan)	22,343
480	Autodesk, Inc.	19,752
960	Avaya, Inc. (a)	11,789
84	Avid Technology, Inc. (a)	2,806
312	Avnet, Inc.	11,410
816	BEA Systems, Inc. (a)	9,735
1,140	Broadcom Corp. (a)	38,863
564	Brocade Communications Systems, Inc. (a)	5,082
588	Cadence Design Systems, Inc. (a)	11,725
180	Ciena Corp. (a)	5,665
358	Computer Sciences Corp. (a)	18,949
1,008	Conexant Systems, Inc. (a)	2,006
3,261	Corning, Inc.	67,274
156	Cree, Inc. (a)	2,746
77	Cymer, Inc. (a)	3,200
300	Cypress Semiconductor Corp. (a)	5,700
4,735	Dell, Inc. (a)	108,195
132	Diebold, Inc.	6,253
138	DST Systems, Inc. (a)	9,718
1,080	Electronic Data Systems Corp.	30,262
4,591	EMC Corp.	64,044
180	Emulex Corp. (a)	3,222
84	F5 Networks, Inc. (a)	6,100
120	Fair Isaac Corp.	4,684
252	Fairchild Semiconductor International, Inc. (a)	4,715
648	Finisar Corp. (a)	2,067
1,596	First Data Corp.	40,746
96	Formfactor, Inc. (a)	4,104
276	Harris Corp.	13,546
5,672	Hewlett-Packard Co.	223,363
420	Integrated Device Technology, Inc. (a)	6,812
12,019	Intel Corp.	238,577
108	Interdigital Communications Corp. (a)	3,750
3,140	International Business Machines Corp.	292,051
150	International Rectifier Corp. (a)	6,438
288	Intersil Corp.	7,618
48	Itron, Inc. (a)	3,102
444	JDS Uniphase Corp. (a)	7,197
1,188	Juniper Networks, Inc. (a)	22,465
420	Kla-Tencor Corp.	21,731
297	Lam Research Corp. (a)	13,264
204	Lexmark International, Inc. (a)	12,354
623	Linear Technology Corp.	20,677
840	LSI Logic Corp. (a)	8,518
1,224	Marvell Technology Group, Ltd. (Bermuda) (a)	25,116
672	Maxim Integrated Products, Inc.	22,008
463	MEMC Electronic Materials, Inc. (a)	23,876
1,573	Micron Technology, Inc.	18,655
20,412	Microsoft Corp.	575,006
27	MicroStrategy, Inc. (a)	3,404
5,039	Motorola, Inc.	93,322
664	National Semiconductor Corp.	17,012

See notes to financial statements.

30	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust	Portfolio of Investments (unaudited) continued

OTP | Claymore/Ocean Tomo Patent ETF (continued)

Number of Shares	Description	Value
192	NAVTEQ Corp. (a)	$6,136
780	Network Appliance, Inc. (a)	30,163
8,535	Nokia OYJ, ADR (Finland)	186,319
912	Nortel Networks Corp. (Canada)	27,341
708	Novell, Inc. (a)	4,687
252	Novellus Systems, Inc. (a)	8,114
732	Nvidia Corp. (a)	22,692
108	Omnivision Technologies, Inc. (a)	1,400
192	Openwave Systems, Inc. (a)	1,567
10,802	Oracle Corp. (a)	177,477
336	QLogic Corp. (a)	5,910
3,454	Qualcomm, Inc.	139,127
216	Rambus, Inc. (a)	4,303
468	SanDisk Corp. (a)	17,045
1,116	Sanmina-SCI Corp. (a)	4,140
1,200	Seagate Technology (Cayman Islands)	32,280
120	Silicon Laboratories, Inc. (a)	3,624
108	Sirf Technology Holdings, Inc. (a)	3,088
7,323	Sun Microsystems, Inc. (a)	44,890
1,955	Symantec Corp. (a)	33,431
936	Tellabs, Inc. (a)	9,809
396	Teradyne, Inc. (a)	6,384
3,093	Texas Instruments, Inc.	95,759
504	VeriSign, Inc. (a)	12,751
384	Vishay Intertechnology, Inc. (a)	5,472
456	Western Digital Corp. (a)	8,742
2,016	Xerox Corp.	34,816
708	Xilinx, Inc.	18,139
96	Zoran Corp. (a)	1,581

		3,572,121

	Materials – 4.6%
451	Air Products & Chemicals, Inc.	33,744
764	Alcan, Inc. (Canada)	39,713
1,812	Alcoa, Inc.	60,539
1,949	Arcelor Mittal (Netherlands)	99,126
216	Ball Corp.	10,001
1,991	Dow Chemical Co. (The)	87,206
168	Eastman Chemical Co.	9,932
528	Ecolab, Inc.	22,334
1,917	EI Du Pont de Nemours & Co.	97,288
96	IPSCO, Inc.	10,470
516	Lyondell Chemical Co.	16,440
1,130	Monsanto Co.	59,540
277	Pactiv Corp. (a)	8,919
344	PPG Industries, Inc.	22,790
672	Praxair, Inc.	41,456
456	Rohm & Haas Co.	24,104
274	Sigma-Aldrich Corp.	11,234
497	Weyerhaeuser Co.	42,677

		697,513

	Telecommunication Services – 5.0%
13,049	AT&T, Inc.	480,203
779	Alltel Corp.	47,200
6,086	Verizon Communications, Inc.	227,799

		755,202

	Utilities – 0.9%
684	Edison International	32,093
363	KeySpan Corp.	14,898
576	NiSource, Inc.	13,703
1,548	Southern Co.	55,418
852	Xcel Energy, Inc.	20,133

		136,245

	Total Investments – 99.5% (Cost $15,049,706)	15,030,540

	Other Assets in excess of Liabilities – 0.5%	73,130

	Net Assets – 100%	$15,103,670

ADR – American Depositary Receipt

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

SemiAnnual Report	February 28, 2007	31

Claymore Exchange-Traded Fund Trust	Portfolio of Investments (unaudited) continued

DEF | Claymore/Sabrient Defender ETF

Number of Shares	Description	Value
	Common Stocks – 97.7%
	Consumer Discretionary – 14.1%
3,296	Abercrombie & Fitch Co. – Class A	$257,648
7,217	Clear Channel Communications, Inc.	261,111
9,924	Eastman Kodak Co.	236,985
6,410	EchoStar Communications Corp. – Class A (a)	260,246
31,016	Ford Motor Co.	245,647
3,122	Harrah’s Entertainment, Inc.	263,778
7,830	Jones Apparel Group, Inc.	257,764
2,569	Liberty Media Corp. – Capital Series A (a)	277,144
3,324	Magna International, Inc. – Class A (Canada)	244,646
5,916	McDonald’s Corp.	258,648
8,722	Newell Rubbermaid, Inc.	267,068
6,334	Royal Caribbean Cruises Ltd. (Liberia)	256,717
3,168	Station Casinos, Inc.	273,335
2,791	Whirlpool Corp.	246,194

		3,606,931

	Consumer Staples – 14.3%
3,079	Altria Group, Inc.	259,498
5,228	Anheuser-Busch Cos., Inc.	256,590
6,799	Campbell Soup Co.	277,603
4,631	General Mills, Inc.	261,003
5,667	HJ Heinz Co.	259,945
5,408	Kellogg Co.	269,967
3,896	Loews Corp.	280,629
3,256	Molson Coors Brewing Co. – Class B	274,937
8,471	Pepsi Bottling Group, Inc.	262,601
4,134	Reynolds American, Inc.	252,381
15,249	Sara Lee Corp.	250,999
6,860	Supervalu, Inc.	253,546
14,498	Tyson Foods, Inc. – Class A	264,589
4,470	UST, Inc.	259,528

		3,683,816

	Energy - 4.1%
5,994	Enerplus Resources Fund (Canada)	259,660
7,415	Imperial Oil Ltd. (Canada)	264,716
8,160	Norsk Hydro ASA - ADR (Norway)	252,552
15,729	Pengrowth Energy Trust (Canada)	271,011

		1,047,939

	Financials – 28.6%
5,424	Aflac, Inc.	256,013
4,295	Allstate Corp. (The)	257,958
4,280	AMB Property Corp. – REIT	251,578
5,509	American Capital Strategies Ltd.	245,040
7,374	American Financial Group, Inc.	258,090
4,204	Apartment Investment & Management Co. – Class A – REIT	247,447
1,788	AvalonBay Communities, Inc. – REIT	245,957
7,686	Axis Capital Holdings Ltd. (Bermuda)	259,864
2,063	Boston Properties, Inc. – REIT	247,766
5,791	Cincinnati Financial Corp.	250,287
5,644	Duke Realty Corp. – REIT	248,675
4,165	General Growth Properties, Inc. – REIT	264,186
7,341	Genworth Financial, Inc. – Class A	259,651
6,421	Health Care Property Investors, Inc. – REIT	236,100
5,506	Hospitality Properties Trust – REIT	253,661
5,051	iStar Financial, Inc. – REIT	241,690
5,045	Liberty Property Trust – REIT	258,556
2,624	Macerich Co. (The) – REIT	245,606
7,658	Manulife Financial Corp. (Canada)	257,002
11,567	Old Republic International Corp.	258,175
3,743	PartnerRe Ltd. (Bermuda)	260,064
6,484	Plum Creek Timber Co., Inc. – REIT	257,155
4,206	Principal Financial Group, Inc.	256,103
2,371	Public Storage, Inc. – REIT	240,111
2,949	Regency Centers Corp. – REIT	252,847
2,228	Simon Property Group, Inc. – REIT	251,185
3,999	Torchmark Corp.	255,616
5,020	Travelers Cos., Inc. (The)	254,815
3,748	XL Capital Ltd. – Class A (Cayman Islands)	266,108

		7,337,306

See notes to financial statements.

32	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust	Portfolio of Investments (unaudited) continued

DEF | Claymore/Sabrient Defender ETF (continued)

Number of Shares	Description	Value
	Health Care – 6.1%
4,816	DaVita, Inc. (a)	$262,713
7,107	Hospira, Inc. (a)	271,985
4,977	Manor Care, Inc.	266,668
5,934	Merck & Co, Inc.	262,046
9,872	Pfizer, Inc.	246,405
3,305	WellPoint, Inc. (a)	262,384

		1,572,201

	Industrials – 13.0%
20,922	Allied Waste Industries, Inc. (a)	268,220
3,895	Avery Dennison Corp.	258,862
2,911	Boeing Co.	254,043
5,798	Canadian National Railway Co. (Canada)	253,431
11,134	Covanta Holding Corp. (a)	253,187
7,295	General Electric Co.	254,741
4,097	Lan Airlines SA – ADR (Chile) (a)	279,333
2,615	Lockheed Martin Corp.	254,387
3,616	Northrop Grumman Corp.	259,810
6,031	Republic Services, Inc.	253,724
7,005	RR Donnelley & Sons Co.	253,441
8,127	Tyco International Ltd. (Bermuda)	250,555
6,959	Waste Management, Inc.	236,954

		3,330,688

	Materials – 8.3%
5,138	Alcan, Inc. (Canada)	267,073
5,691	Ball Corp.	263,493
5,234	Du Pont (E.I.) de Nemours & Co.	265,626
4,511	Eastman Chemical Co.	266,690
8,670	MeadWestvaco Corp.	264,002
2,172	Phelps Dodge Corp.	271,305
3,900	PPG Industries, Inc.	258,375
5,096	Rohm & Haas Co.	269,375

		2,125,939

	Telecommunication Services – 9.2%
4,241	Alltel Corp.	256,962
7,061	AT&T, Inc.	259,845
10,007	BCE, Inc. (Canada)	262,384
5,850	CenturyTel, Inc.	261,788
18,019	Citizens Communications Co.	271,546
4,752	Mobile Telesystems OJSC – ADR (Russia)	243,778
4,999	Philippine Long Distance Telephone Co. – ADR (Philippines)	244,951
32,781	Qwest Communications International, Inc. (a)	291,095
6,956	Verizon Communications, Inc.	260,363

		2,352,712

	Total Common Stocks – 97.7% (Cost $24,938,122)	25,057,532

	Master Limited Partnerships – 2.0%
	Energy – 1.1%
4,969	Energy Transfer Partners L.P.	274,090

	Financials – 0.9%
2,898	AllianceBernstein Holding L.P.	248,648

	Total Master Limited Partnerships (Cost $532,274)	522,738

	Total Investments – 99.7% (Cost $25,470,396)	25,580,270
	Other Assets in excess of Liabilities –0.3%	82,124

	Net Assets – 100.0%	$25,662,394

ADR – American Depositary Receipt

L.P. – Limited Partnership

REIT – Real Estate Investment Trust

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements

SemiAnnual Report	February 28, 2007	33

Claymore Exchange-Traded Fund Trust	Portfolio of Investments (unaudited) continued

NFO | Claymore/Sabrient Insider ETF

Number of Shares	Description	Value
	Common Stocks – 99.9%
	Consumer Discretionary – 19.6%
8,275	American Eagle Outfitters, Inc.	$256,939
17,739	Callaway Golf Co.	267,859
4,531	Deckers Outdoor Corp. (a)	295,421
9,601	DeVry, Inc.	265,372
10,808	DirecTV, Inc. (a)	243,828
9,616	Domino’s Pizza, Inc.	296,750
9,033	DreamWorks Animation SKG, Inc. – Class A (a)	242,175
13,123	Iconix Brand Group, Inc. (a)	287,787
22,602	Interpublic Group of Cos., Inc. (a)	284,559
3,671	Kohl’s Corp. (a)	253,262
8,485	Limited Brands, Inc.	234,865
4,731	Meredith Corp.	276,622
4,683	MGM Mirage (a)	332,587
5,370	Nordstrom, Inc.	285,093
4,196	Sherwin-Williams Co. (The)	279,244
7,202	Starbucks Corp. (a)	222,542
4,046	Starwood Hotels & Resorts Worldwide, Inc.	266,227
7,582	Walt Disney Co. (The)	259,759
14,776	WCI Communities, Inc. (a)	307,636

		5,158,527

	Consumer Staples – 4.3%
5,325	Coca-Cola Co. (The)	248,571
6,822	Hormel Foods Corp.	249,003
7,125	NBTY, Inc. (a)	346,845
5,104	Ralcorp Holdings, Inc. (a)	296,134

		1,140,553

	Energy – 8.0%
4,688	Cameron International Corp. (a)	265,763
7,921	Nabors Industries Ltd. (Bermuda) (a)	237,313
7,341	NATCO Group, Inc. – Class A (a)	254,366
7,771	Oil States International, Inc. (a)	228,079
6,072	Smith International, Inc.	248,952
3,684	Tesoro Corp.	335,760
4,776	Valero Energy Corp.	275,336
9,381	Western Refining, Inc.	271,205

		2,116,774

	Financials – 11.5%
4,384	American Express Co.	249,318
3,724	American International Group, Inc.	249,880
4,741	Ameriprise Financial, Inc.	277,159
8,706	Arthur J. Gallagher & Co.	249,253
9,310	Calamos Asset Management – Class A	242,246
11,876	Corus Bankshares, Inc.	220,419
4,887	First Community Bancorp, Inc.	265,266
7,919	Genworth Financial, Inc. – Class A	280,095
4,936	Hancock Holding Co.	219,997
6,229	Mellon Financial Corp.	270,525
4,450	Redwood Trust, Inc. – REIT	240,300
12,782	Unum Group	273,663

		3,038,121

	Health Care – 7.9%
6,186	Aetna, Inc.	273,854
9,295	AMN Healthcare Services, Inc. (a)	258,401
14,561	BioMarin Pharmaceuticals, Inc. (a)	247,974
2,034	CIGNA Corp.	289,845
8,909	ImClone Systems, Inc. (a)	256,668
15,574	Nektar Therapeutics (a)	184,708
9,103	PAREXEL International Corp. (a)	309,593
5,816	Thermo Fisher Scientific, Inc. (a)	263,290

		2,084,333

See notes to financial statements

34	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust	Portfolio of Investments (unaudited) continued

NFO | Claymore/Sabrient Insider ETF (continued)

Number of Shares	Description	Value
	Industrials - 19.1%
5,943	Alexander & Baldwin, Inc.	$293,703
3,322	Alliant Techsystems, Inc. (a)	287,519
2,894	Boeing Co.	252,559
5,922	Bucyrus International, Inc. – Class A	301,726
13,565	Celadon Group, Inc. (a)	242,949
12,904	Cenveo, Inc. (a)	284,662
4,263	Florida East Coast Industries, Inc.	259,404
10,266	H&E Equipment Services, Inc. (a)	271,125
8,666	Horizon Lines, Inc.	251,227
12,149	Houston Wire & Cable Co. (a)	300,931
15,481	Hudson Highland Group, Inc. (a)	252,031
7,805	Macquarie Infrastructure Co. Trust	300,493
2,547	Middleby Corp. (a)	280,883
9,026	Pacer International, Inc.	243,973
4,973	Regal Beloit Corp.	224,979
4,176	Rockwell Automation, Inc.	259,288
6,283	Teledyne Technologies, Inc. (a)	239,068
4,963	Thomas & Betts Corp. (a)	252,220
6,983	Waste Management, Inc.	237,771

		5,036,511

	Information Technology – 15.2%
14,694	Activision, Inc. (a)	245,684
7,843	Agilent Technologies, Inc. (a)	248,780
9,167	Citrix Systems, Inc. (a)	295,177
6,237	Diodes, Inc. (a)	234,137
5,973	Harris Corp.	293,155
21,237	Informatica Corp. (a)	275,232
5,326	Itron, Inc. (a)	344,166
3,573	Lexmark International, Inc. - Class A (a)	216,381
7,952	Molex, Inc.	233,232
5,435	NDS Group PLC ADR (Britain) (a)	265,119
9,873	NETGEAR, Inc. (a)	266,867
8,163	Rackable Systems, Inc. (a)	142,118
3,981	Rogers Corp. (a)	192,720
19,327	Silicon Image, Inc. (a)	170,271
45,771	Sun Microsystems, Inc. (a)	280,576
6,860	SunPower Corp. – Class A (a)	297,038

		4,000,653

	Materials – 9.2%
3,571	Albemarle Corp.	292,286
2,673	Allegheny Technologies, Inc.	273,849
7,656	Compass Minerals International, Inc.	250,121
6,574	Dow Chemical Co. (The)	287,941
4,396	Eastman Chemical Co.	259,892
4,004	Nucor Corp.	243,723
6,752	Sigma-Aldrich Corp.	276,832
3,311	United States Steel Corp.	293,421
9,095	Valspar Corp.	246,565

		2,424,630

	Telecommunication Services – 1.2%
34,241	Qwest Communications International (a)	304,060

	Utilities - 3.9%
4,335	FirstEnergy Corp.	271,241
5,352	Nicor, Inc.	249,082
5,972	ONEOK, Inc.	248,794
15,282	TECO Energy, Inc.	256,279

		1,025,396

	Total Investments – 99.9% (Cost $24,685,904)	26,329,558
	Other Assets in excess of Liabilities – 0.1%	15,067

	Net Assets – 100.0%	$26,344,625

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements

SemiAnnual Report	February 28, 2007	35

Claymore Exchange-Traded Fund Trust	Portfolio of Investments (unaudited) continued

STH | Claymore/Sabrient Stealth ETF

Number of Shares	Description	Value
	Common Stocks – 99.6%
	Consumer Discretionary – 18.1%
4,426	Ambassadors Group, Inc.	$131,452
5,878	Ambassadors International, Inc.	248,875
3,355	Avatar Holdings, Inc. (a)	241,761
3,564	Brookfield Homes Corp.	126,522
1,111	Courier Corp.	42,440
2,663	CPI Corp.	133,150
3,611	CSS Industries, Inc.	124,146
14,831	Empire Resorts, Inc. (a)	161,806
2,616	Famous Dave’s of America, Inc. (a)	48,605
6,102	Fuel Systems Solutions, Inc. (a)	133,573
3,733	GameTech International, Inc. (a)	46,663
3,749	GenTek, Inc. (a)	128,928
46,069	Home Solutions of America, Inc. (a)	270,886
35,218	Interstate Hotels & Resorts, Inc. (a)	239,482
13,126	Jamba, Inc. (a)	129,816
6,772	John Wiley & Sons, Inc. – Class A	260,790
5,103	Kimball International – Class B	107,316
2,827	Morningstar, Inc. (a)	144,827
3,013	Mothers Work, Inc. (a)	104,159
4,541	Movado Group, Inc.	134,005
11,304	PC Mall, Inc. (a)	139,039
6,212	Premier Exhibitions, Inc. (a)	67,214
6,705	Pre-Paid Legal Services, Inc. (a)	277,453
2,848	Russ Berrie & Co, Inc. (a)	39,900
8,529	Standard Motor Products, Inc.	131,176
8,450	Stride Rite Corp.	136,468
12,695	Triarc Cos., Inc. – Class B	228,891

		3,979,343

	Consumer Staples – 4.2%
36,062	Alliance One International, Inc. (a)	303,281
4,847	Cal-Maine Foods, Inc.	62,429
9,792	Imperial Sugar Co.	302,279
6,143	Spartan Stores, Inc.	144,913
3,987	Tootsie Roll Industries, Inc.	120,487

		933,389

	Energy – 9.7%
7,390	Bolt Technology Corp. (a)	184,750
3,864	Gulf Island Fabrication, Inc.	132,381
2,210	Lufkin Industries, Inc.	118,986
2,967	Markwest Hydrocarbon, Inc.	185,912
11,214	Mitcham Industries, Inc. (a)	153,408
32,006	OMNI Energy Services Corp. (a)	291,575
6,167	Petroleum Development Corp. (a)	322,966
2,741	SEACOR Holdings, Inc. (a)	265,329
5,408	T.G.C. Industries, Inc. (a)	43,048
10,326	USEC, Inc. (a)	146,423
38,858	VAALCO Energy, Inc. (a)	249,857
2,272	Westmoreland Coal Co. (a)	50,734

		2,145,369

	Financials – 16.3%
12,176	21st Century Holding Co.	224,404
3,792	AmCOMP, Inc. (a)	39,930
12,015	CNA Surety Corp. (a)	237,176
6,440	Consumer Portfolio Services (a)	44,114
7,247	Cousins Properties, Inc. – REIT	248,862
1,352	Credit Acceptance Corp. (a)	33,110
7,790	EMC Insurance Group, Inc.	212,355
2,166	Entertainment Properties Trust – REIT	141,873
1,976	First Bancorp	43,887
1,840	First Busey Corp.	40,167
6,541	FPIC Insurance Group, Inc. (a)	289,505
1,894	Great American Financial Resources, Inc.	47,426
4,157	Hub International Ltd. (Canada)	163,162
5,491	Marlin Business Services Corp. (a)	125,909
6,792	Mercer Insurance Group, Inc.	130,678
7,344	Origen Financial, Inc. – REIT	43,476
3,768	Piper Jaffray Cos. (a)	245,334
1,612	SCPIE Holdings, Inc. (a)	37,447
10,522	SWS Group, Inc.	277,360
4,541	US Global Investors, Inc. – Class A (a)	181,867
7,218	United Fire & Casualty Co.	250,104
4,998	Unitrin, Inc.	228,708
1,104	Universal Health Realty Income Trust – REIT	41,301
5,492	Zenith National Insurance Corp.	264,440

		3,592,595

	Health Care – 5.7%
2,799	Advocat, Inc. (a)	48,842
8,999	Air Methods Corp. (a)	224,885
14,049	Bio-Imaging Technologies, Inc. (a)	118,012
29,389	Bovie Medical Corp. (a)	259,799
3,359	Caraco Pharmaceutical Laboratories Ltd. (a)	36,479
2,942	CorVel Corp. (a)	88,613
6,074	CryoLife, Inc. (a)	47,802
31,722	Immunomedics, Inc. (a)	144,335
6,159	Medical Action Industries, Inc. (a)	136,853
13,768	Metropolitan Health Networks, Inc. (a)	32,630
2,738	Nutraceutical International Corp. (a)	45,725
14,040	Theragenics Corp. (a)	67,532

		1,251,507

See notes to financial statements.

36	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust	Portfolio of Investments (unaudited) continued

STH | Claymore/Sabrient Stealth ETF (continued)

Number of Shares	Description	Value
	Industrials – 18.1%
11,021	ABM Industries, Inc.	$289,963
4,808	Aceto Corp.	40,147
3,510	Ameron International Corp.	259,319
8,132	Ampco-Pittsburgh Corp.	206,146
2,113	Amrep Corp. (a)	190,994
2,550	AZZ, Inc. (a)	103,275
1,840	Barrett Business Services, Inc.	44,841
5,946	COMSYS IT Partners, Inc. (a)	118,325
4,372	Consolidated Graphics, Inc. (a)	311,549
9,895	Dynamic Materials Corp.	309,417
2,320	Exponent, Inc. (a)	42,711
3,115	Gorman-Rupp Co. (The)	89,712
8,640	Hawaiian Holdings, Inc. (a)	39,830
3,995	Hurco Companies, Inc.	154,527
14,745	Insteel Industries, Inc.	271,455
11,777	Kaman Corp.	268,633
10,752	Lamson & Sessions Co. (a)	323,958
4,296	Learning Tree International, Inc. (a)	48,244
4,040	Lydall, Inc. (a)	57,812
4,489	M&F Worldwide Corp. (a)	173,949
1,881	Miller Industries, Inc. (a)	42,605
4,167	Mueller Industries, Inc.	124,177
965	NACCO Industries, Inc. – Class A	123,935
1,112	Standard Parking Corp. (a)	37,797
1,504	Standex International Corp.	42,353
2,144	Sun Hydraulics Corp.	47,147
6,290	Viad Corp.	234,491

		3,997,312

	Information Technology – 12.7%
5,921	American Software, Inc. – Class A	43,519
9,536	AXT, Inc. (a)	46,822
30,187	Bitstream, Inc. – Class A (a)	213,724
5,644	Covansys Corp. (a)	139,181
15,590	Datalink Corp. (a)	137,270
20,855	Embarcadero Technologies, Inc. (a)	128,050
7,651	EPIQ Systems, Inc. (a)	135,652
13,658	GSI Group, Inc. (Canada) (a)	127,292
9,684	iMergent, Inc.	169,857
21,664	infoUSA, Inc.	222,489
11,432	Iomega Corp. (a)	38,640
8,450	NVE Corp. (a)	214,039
9,332	PC Connection, Inc. (a)	153,791
12,568	Ramtron International Corp. (a)	32,048
2,544	Renaissance Learning, Inc.	34,344
1,692	Rimage Corp. (a)	47,917
55,948	Silicon Storage Technology, Inc. (a)	296,524
12,913	SRS Labs, Inc. (a)	144,755
8,850	Staktek Holdings, Inc. (a)	36,020
5,432	Stratos International, Inc. (a)	40,468
30,330	TheStreet.com, Inc.	338,180
5,751	Zones, Inc. (a)	55,152

		2,795,734

	Materials – 12.7%
5,050	AEP Industries, Inc. (a)	228,866
7,944	Balchem Corp.	117,651
5,343	Cleveland-Cliffs, Inc.	301,345
28,221	Core Molding Technologies, Inc. (a)	214,480
4,008	Friedman Industries	33,587
30,805	Gerdau AmeriSteel Corp. (Canada)	338,855
2,902	IPSCO, Inc. (Canada)	316,492
4,632	Lesco, Inc. (a)	66,469
3,656	LSB Industries, Inc. (a)	49,283
3,488	Material Sciences Corp. (a)	37,566
1,570	Mesabi Trust	36,895
2,262	Newmarket Corp.	99,279
8,706	Pioneer Companies, Inc. (a)	269,886
3,718	RTI International Metals, Inc. (a)	320,789
7,766	Universal Stainless & Alloy (a)	359,721

		2,791,164

	Utilities – 2.1%
2,739	Allete, Inc.	128,267
3,432	Black Hills Corp.	123,724
1,872	Central Vermont Public Service Corp.	46,819
8,288	U.S. Energy Systems, Inc. (a)	44,921
3,105	UIL Holdings Corp.	113,115

		456,846

	Total Common Stocks – 99.6% (Cost $21,524,390)	21,943,259

	Master Limited Partnerships – 0.2%
	Energy – 0.2%
2,246	Genesis Energy, L.P. (Cost $39,253)	44,134

	Total Investments – 99.8% (Cost $21,563,643)	21,987,393
	Other Assets in excess of Liabilities – 0.2%	55,151

	Net Assets – 100.0%	$22,042,544

L.P. – Limited Partnership

REIT – Real Estate Investment Trust

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

SemiAnnual Report	February 28, 2007	37

Claymore Exchange-Traded Fund Trust	Portfolio of Investments (unaudited) continued

XRO | Claymore/Zacks Sector Rotation ETF

Number of Shares	Description	Value
	Long-Term Investments – 99.8%
	Common Stocks – 97.3%
	Consumer Discretionary – 16.0%
16,288	American Eagle Outfitters	$505,742
6,323	CarMax, Inc. (a)	333,222
17,777	Federated Department Stores, Inc.	793,921
13,680	IAC/InterActiveCorp. (a)	536,256
8,767	JC Penney Co., Inc.	711,091
12,387	Kohl’s Corp. (a)	854,579
23,416	Limited Brands, Inc.	648,155
19,110	McDonald’s Corp.	835,489
13,736	Nordstrom, Inc.	729,244
3,414	OfficeMax, Inc.	177,187
5,044	Sears Holdings Corp. (a)	909,181
8,000	Sherwin-Williams Co./The	532,400
11,532	Yum! Brands, Inc.	668,164

		8,234,631

	Consumer Staples – 3.5%
6,106	Delhaize Group, ADR (Belgium)	508,508
19,615	Safeway, Inc.	678,091
18,444	Sysco Corp.	607,914

		1,794,513

	Energy – 14.6%
6,390	Cameron International Corp. (a)	362,249
11,520	Chevron Corp.	790,387
12,630	Devon Energy Corp.	829,917
11,058	Exxon Mobil Corp.	792,637
2,753	FMC Technologies, Inc. (a)	181,092
5,892	Frontier Oil Corp.	174,109
9,167	Marathon Oil Corp.	831,814
7,374	Newfield Exploration Co. (a)	318,704
10,361	Noble Energy, Inc.	596,483
7,230	Petroleum Geo-Services ASA, ADR (Norway) (a)	168,025
6,174	Range Resources Corp.	197,136
13,415	Schlumberger Ltd.	842,462
25,950	Williams Cos., Inc.	699,871
14,400	XTO Energy, Inc.	743,904

		7,528,790

	Financials – 40.0%
5,360	AG Edwards, Inc.	344,166
7,326	American Capital Strategies Ltd.	325,860
4,729	American Financial Group, Inc.	165,515
12,434	Ameriprise Financial, Inc.	726,892
6,044	Apartment Investment & Management Co., Class A - REIT	355,750
5,010	Arch Capital Group Ltd., (Bermuda) (a)	323,095
11,645	Archstone-Smith Trust – REIT	656,894
9,208	Assurant, Inc.	492,168
6,060	Boston Properties, Inc. – REIT	727,806
15,306	CB Richard Ellis Group, Inc., Class A (a)	509,996
12,612	CNA Financial Corp. (a)	517,849
1,330	Chicago Mercantile Exchange Holdings, Inc.	717,043
13,421	China Life Insurance Co., Ltd., ADR (China)	531,606
4,139	Credicorp Ltd. (Bermuda)	198,217
12,126	Credit Suisse Group, ADR (Switzerland)	839,725
13,359	Equity Residential – REIT	678,504
6,198	First Marblehead Corp./The	279,778
4,250	Goldman Sachs Group, Inc.	856,800
27,611	Host Hotels & Resorts, Inc. – REIT	725,617
3,136	IntercontinentalExchange, Inc. (a)	473,066
7,086	iStar Financial, Inc. – REIT	339,065
11,304	Kimco Realty Corp. – REIT	568,139
20,422	Loews Corp.	887,132
354	Markel Corp. (a)	169,513
6,954	MBIA, Inc.	462,232
10,408	Morgan Stanley	779,767
9,383	Nationwide Financial Services, Class A	502,929
7,602	People’s Bank/Bridgeport CT	337,453
11,550	Principal Financial Group, Inc.	703,280
11,149	Prologis – REIT	737,283
6,951	Public Storage, Inc. – REIT	703,928
3,036	Reinsurance Group of America, Inc.	173,295
2,825	RenaissanceRe Holdings Ltd. (Bermuda)	144,866
5,690	SEI Investments Co.	343,961
6,696	Simon Property Group, Inc. – REIT	754,907
26,694	Sovereign Bancorp, Inc.	674,557
15,780	Travelers Cos., Inc.	800,993
4,004	Ventas, Inc. – REIT	183,503
5,585	Vornado Realty Trust – REIT	710,412
367	Wesco Financial Corp.	174,123

		20,597,685

See notes to financial statements.

38	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust	Portfolio of Investments (unaudited) continued

XRO | Claymore/Zacks Sector Rotation ETF (continued)

Number of Shares	Description	Value
	Industrials – 9.0%
27,572	Allied Waste Industries, Inc. (a)	$353,473
16,813	AMR Corp. (a)	573,155
19,693	CSX Corp.	741,835
4,107	Continental Airlines, Inc., Class B (a)	162,637
11,700	Danaher Corp.	838,188
7,128	Deere & Co.	772,818
2,850	Manitowoc Co., Inc.	167,295
6,667	McDermott International, Inc. (a)	321,349
5,257	Terex Corp. (a)	346,121
6,296	US Airways Group, Inc. (a)	329,218

		4,606,089

	Information Technology – 0.6%
4,820	CDW Corp.	299,226

	Materials – 12.6%
2,364	Albemarle Corp.	193,493
5,612	Allegheny Technologies, Inc.	574,949
6,564	Commercial Metals Co.	180,773
5,718	Eastman Chemical Co.	338,048
11,241	Ecolab, Inc.	475,494
9,126	Freeport-McMoRan Copper & Gold, Inc., Class B	523,924
13,248	Lyondell Chemical Co.	422,081
23,804	Mosaic Co./The (a)	605,574
12,406	Nucor Corp.	755,153
9,498	Pactiv Corp. (a)	305,836
4,362	Sigma-Aldrich Corp.	178,842
12,571	Southern Copper Corp.	884,998
11,490	Titanium Metals Corp. (a)	401,001
6,958	United States Steel Corp.	616,618

		6,456,784

	Utilities – 1.0%
6,120	Questar Corp.	514,937

	Total Common Stocks – 97.3% (Cost $46,404,388)	50,032,655

	Master Limited Partnerships – 2.5%
	Energy – 1.0%
5,400	Energy Transfer Equity L.P.	181,980
6,269	Energy Transfer Partners L.P.	345,798

		527,778

	Financials – 1.5%
4,219	AllianceBernstein Holding L.P.	361,990
3,960	American Real Estate Partners L.P.	420,750

		782,740

	Total Master Limited Partnerships (Cost $1,122,760)	1,310,518

	Total Long-Term Investments – 99.8% (Cost $47,527,148)	51,343,173

Principal Amount	Description	Value
	Short-Term Investments – 0.2%
$125,000	U.S. Government and Agency Securities – 0.2%
	Federal Home Loan Bank Discount Note, maturing 3/01/07 (Cost $125,000)	$125,000

	Total Investments – 100.0% (Cost $47,652,148)	51,468,173
	Liabilities in Excess of Other Assets – (0.0%)	(25,411)

	Net Assets – 100.0%	$51,442,762

ADR – American Depositary Receipt

L.P. – Limited Partnership

REIT – Real Estate Investment Trust

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

SemiAnnual Report	February 28, 2007	39

Claymore Exchange-Traded Fund Trust	Portfolio of Investments (unaudited) continued

CVY | Claymore/Zacks Yield Hog ETF

Number of Shares	Description	Value
	Long-Term Investments – 99.0%
	Common Stocks – 69.8%
	Consumer Discretionary – 3.7%
10,524	Asbury Automotive Group, Inc.	$281,096
13,605	Belo Corp., Class A	253,597
28,760	Furniture Brands International, Inc.	461,310
20,818	Leggett & Platt, Inc.	495,885
10,996	Polaris Industries, Inc.	526,598
19,122	ServiceMaster Co.	261,207
6,313	VF Corp.	503,841

		2,783,534

	Consumer Staples – 4.6%
8,796	Altria Group, Inc.	741,327
16,672	HJ Heinz Co.	764,745
21,140	Kraft Foods, Inc.	674,789
7,934	Loews Corp – Carolina Group	571,486
11,530	Reynolds American, Inc.	703,907

		3,456,254

	Energy – 3.1%
10,244	Chevron Corp.	702,841
8,802	CNOOC Ltd., ADR (Hong Kong)	708,825
7,651	Crosstex Energy, Inc.	248,275
11,599	Norsk Hydro ASA, ADR (Norway)	358,989
5,770	Tsakos Energy Navigation Ltd. (Greece)	268,305

		2,287,235

	Financials – 30.9%
8,049	Allied Capital Corp.	250,726
10,938	American Capital Strategies Ltd.	486,522
48,380	American Financial Realty Trust, REIT	537,018
16,562	Astoria Financial Corp.	468,208
12,714	AXA SA, ADR (France)	542,761
17,232	BB&T Corp.	732,015
13,755	Bank of America Corp.	699,717
4,796	Bank of Hawaii Corp.	248,049
14,203	Brandywine Realty Trust, REIT	506,337
11,182	Cincinnati Financial Corp.	483,286
20,296	Colonial BancGroup, Inc./The	524,246
6,245	Colonial Properties Trust, REIT	286,958
8,114	Commerce Group, Inc.	232,628
8,661	Compass Bancshares, Inc.	597,696
22,094	Corus Bankshares, Inc.	410,065
17,387	Crescent Real Estate Equities Co., REIT	345,827
13,864	Endurance Specialty Holdings Ltd. (Bermuda)	491,617
10,440	First Industrial Realty Trust, Inc., REIT	484,938
6,651	First Midwest Bancorp, Inc./IL	250,211
17,231	First Niagara Financial Group, Inc.	244,680
10,449	FirstMerit Corp.	224,131
16,452	Flagstar Bancorp, Inc.	227,696
11,028	Freddie Mac	707,777
31,621	Friedman Billings Ramsey Group, Inc., REIT	214,390
12,330	Health Care REIT, Inc.	552,507
10,298	Hospitality Properties Trust, REIT	474,429
20,366	Huntington Bancshares, Inc.	471,473
10,773	IndyMac Bancorp, Inc.	369,837
16,014	JPMorgan Chase & Co.	791,092
14,467	Liberty Property Trust, REIT	741,434
5,217	Lloyds TSB Group PLC, ADR (United Kingdom)	236,382
20,526	National City Corp.	776,909
10,330	National Retail Properties, Inc., REIT	249,779
13,979	Nationwide Health Properties, Inc., REIT	462,425
20,543	New Century Financial Corp., REIT	314,308
24,296	Novastar Financial, Inc., REIT	193,639
7,584	Pacific Capital Bancorp	238,896
10,477	PNC Financial Services Group, Inc.	768,069
27,980	Popular, Inc. (Puerto Rico)	489,930
18,020	Realty Income Corp., REIT	495,730
5,302	Royal Bank of Canada (Canada)	246,066
11,762	Senior Housing Properties Trust, REIT	281,582
9,073	SunTrust Banks, Inc.	764,945
20,262	Thornburg Mortgage, Inc., REIT	513,034
4,228	Toronto-Dominion Bank (Canada)	252,834
8,599	UnionBanCal Corp.	526,001
13,677	Wachovia Corp.	757,295
16,964	Washington Mutual, Inc.	730,809
21,027	Wells Fargo & Co.	729,637
5,004	Westamerica Bancorporation	245,696
5,361	Zenith National Insurance Corp.	258,132

		23,130,369

	Health Care – 1.2%
5,420	Brookdale Senior Living, Inc.	255,878
26,949	Pfizer, Inc.	672,647

		928,525

	Industrials – 3.5%
21,001	General Electric Co.	733,355
25,824	Masco Corp.	770,846
24,675	Quintana Maritime Ltd. (Greece)	340,762
14,043	RR Donnelley & Sons Co.	508,076
10,320	UAP Holding Corp.	261,818

		2,614,857

See notes to financial statements.

40	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust	Portfolio of Investments (unaudited) continued

CVY | Claymore/Zacks Yield Hog ETF (continued)

Number of Shares	Description	Value
	Information Technologies – 1.0%
21,740	Microchip Technology, Inc.	$773,944

	Materials – 9.2%
26,282	Cia Siderurgica Nacional SA, ADR (Brazil)	920,396
18,522	Dow Chemical Co.	811,264
8,344	Eastman Chemical Co.	493,297
23,471	Louisiana-Pacific Corp.	484,441
29,995	Lyondell Chemical Co.	955,641
7,700	PPG Industries, Inc.	510,125
10,386	Sensient Technologies Corp.	254,353
13,537	Southern Copper Corp.	953,005
11,457	Weyerhaeuser Co.	983,813
26,767	Worthington Industries, Inc.	533,199

		6,899,534

	Telecommunications – 5.3%
8,016	BT Group PLC, ADR (United Kingdom)	465,569
41,166	Chunghwa Telecom Co. Ltd., ADR (Taiwan)	794,092
32,659	Deutsche Telekom AG, ADR (Germany)	586,556
16,723	France Telecom SA, ADR (France)	453,193
52,496	Tele Norte Leste Participacoes SA, ADR (Brazil)	680,873
4,421	Telecom Italia SPA, ADR (Italy)	134,045
29,671	Vodafone Group PLC, ADR (United Kingdom)	827,821

		3,942,149

	Utilities – 7.3%
12,890	AGL Resources, Inc.	525,010
5,307	Allete, Inc.	248,527
30,286	Centerpoint Energy, Inc.	540,302
14,943	Cia Energetica de Minas Gerais, ADR (Brazil) (a)	719,505
5,546	CPFL Energia SA, ADR (Brazil)	224,003
40,149	Duke Energy Corp.	790,534
6,307	ITC Holdings Corp.	276,940
4,736	Integrys Energy Group, Inc.	263,985
17,669	Northeast Utilities	513,461
11,447	Oneok, Inc.	476,882
12,910	TXU Corp.	853,997

		5,433,146

	Total Common Stocks –69.8% (Cost $51,847,034)	52,249,547

	Master Limited Partnerships – 10.8%
5,963	AllianceBernstein Holding LP	511,625
16,904	Alliance Resource Partners LP	586,569
18,366	Boardwalk Pipeline Partners LP	674,032
15,113	Enbridge Energy Partners LP	798,118
15,388	Energy Transfer Equity LP	518,576
10,512	Energy Transfer Partners LP	579,842
23,370	Enterprise Products Partners LP	713,019
26,095	Inergy LP	809,728
16,051	Magellan Midstream Partners LP	675,747
12,302	Plains All American Pipeline LP	682,761
18,130	TEPPCO Partners LP	774,876
12,134	Valero LP	764,442

	Total Master Limited Partnerships
	(Cost $ 7,087,796)	8,089,335

	Closed End Funds – 9.7%
21,453	BlackRock Corporate High Yield Fund, Inc.	180,205
23,205	BlackRock Corporate High Yield Fund III, Inc.	195,618
20,214	BlackRock Corporate High Yield Fund V, Inc.	282,390
27,212	BlackRock Corporate High Yield Fund VI, Inc.	368,178
45,804	Dreyfus High Yield Strategies Fund	198,789
27,240	Eaton Vance Enhanced Equity Income Fund II	543,710
29,805	Eaton Vance Floating-Rate Income Trust	565,401
28,180	Eaton Vance Senior Floating-Rate Trust	541,620
38,932	Eaton Vance Tax Managed Global Buy Right Opportunities Fund	785,258
9,610	First Trust Aberdeen Global Opportunity Income Fund	181,245
12,359	First Trust/Fiduciary Asset Management Covered Call Fund	225,675
16,835	First Trust/Four Corners Senior Floating Rate Income Fund II	313,804
12,196	H&Q Healthcare Investors	211,113
16,872	Nuveen Equity Premium and Growth Fund	326,473
37,998	Nuveen Floating Rate Income Fund	533,112
24,000	Nuveen Floating Rate Income Opportunity Fund	338,400
13,935	Small Cap Premium & Dividend Income Fund, Inc.	268,806
62,406	Western Asset High Income Fund II, Inc.	700,195
26,569	Western Asset Managed High Income Fund, Inc.	184,920
53,835	Zweig Fund, Inc.	323,010

	Total Closed End Funds (Cost $7,118,147)	7,267,922

See notes to financial statements.

SemiAnnual Report	February 28, 2007	41

Claymore Exchange-Traded Fund Trust	Portfolio of Investments (unaudited) continued

CVY | Claymore/Zacks Yield Hog ETF (continued)

Number of Shares	Description	Value
	Income Trusts – 6.4%
64,583	Advantage Energy Income Fund (Canada)	$685,226
28,927	Baytex Energy Trust (Canada)	511,719
17,673	Enerplus Resources Fund (Canada)	765,594
61,013	Enterra Energy Trust (Canada)	383,772
37,982	Fording Canadian Coal Trust (Canada)	951,829
37,049	PrimeWest Energy Trust (Canada)	726,160
72,576	Provident Energy Trust (Canada)	785,998

	Total Income Trusts (Cost $5,166,009)	4,810,298

	Preferred Stocks – 2.3%
	Financials – 2.3%
12,902	Aegon NV, 6.375%, 06/15/15 (Netherlands)	329,517
39,063	Conseco, Inc., 5.50%, 05/15/07	970,716
16,738	Lehman Brothers Holdings, Inc., 6.25%, 10/15/07	456,278

	Total Preferred Stocks (Cost $1,758,475)	1,756,511

	Total Long-Term Investments – 99.0% (Cost $72,977,461)	74,173,613

Principal Value	Description	Value
	Short-Term Investments – 0.8%
$590,000	U.S. Government and Agency Securities – 0.8%
	Federal Home Loan Mortgage Corp., maturing 3/01/07 (Cost $590,000)	590,000

	Total Investments – 99.8% (Cost $73,567,461)	74,763,613
	Other Assets in excess of Liabilities – 0.2%	143,179

	Net Assets – 100.0%	$74,906,792

ADR – American Depositary Receipt

LP – Limited Partnership

REIT – Real Estate Investment Trust

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

42	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust

(This page is intentionally left blank)

SemiAnnual Report	February 28, 2007	43

Claymore Exchange-Traded Fund Trust

Statement of Assets and Liabilities

February 28, 2007 (unaudited)

	Claymore/BNY BRIC ETF	Claymore/Clear Spin-Off ETF	Claymore/LGA Green ETF	Claymore/Ocean Tomo Patent ETF
Assets
Investments in securities, at value	$194,369,506	$25,890,343	$14,793,056	$15,030,540
Cash	2,274	32,602	41,806	32,842
Receivables:
Fund shares sold	9,042,256	—	—	—
Dividends	313,793	28,931	31,440	39,848
Due from Adviser	—	25,532	28,172	28,494
Other assets	27,387	38,798	38,798	38,798

Total assets	203,755,216	26,016,206	14,933,272	15,170,522

Liabilities
Payables:
Fund shares repurchased	9,047,097	—	—	—
Administration fee payable	4,314	937	810	781
Offering costs payable	10,530	22,393	22,393	22,393
Accrued advisory fees	77,155	—	—	—
Accrued expenses	79,417	44,244	43,997	43,678

Total liabilities	9,218,513	67,574	67,200	66,852

Net Assets	$194,536,703	$25,948,632	$14,866,072	$15,103,670

Composition of Net Assets
Paid-in capital	$186,507,121	$25,458,443	$15,096,871	$15,088,340
Undistributed net investment income (loss)	104,585	2,128	35,324	34,218
Net realized gain (loss) on investments	15,235,653	(1,201)	7,201	278
Net unrealized appreciation (depreciation) on investments	(7,310,656)	489,262	(273,324)	(19,166)

Net Assets	$194,536,703	$25,948,632	$14,866,072	$15,103,670

Shares outstanding	6,450,800	1,000,000	600,000	600,000
Net Asset Value	$30.16	$25.95	$24.78	$25.17

Investments in securities, at cost	$201,680,162	$25,401,081	$15,066,380	$15,049,706

See notes to financial statements.

44	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust

Claymore/ Sabrient Defender ETF	Claymore/ Sabrient Insider ETF	Claymore/ Sabrient Stealth ETF	Claymore/ Zacks Sector Rotation ETF	Claymore/ Zacks Yield Yield Hog ETF

$25,580,270	$26,329,558	$21,987,393	$51,468,173	$74,763,613
37,875	77,506	52,059	3,591	1,154

—	—	—	—	—
48,929	16,766	30,940	58,799	224,813
24,259	3,292	44,602	—	—
38,798	27,388	27,387	27,387	27,387

25,730,131	26,454,510	22,142,381	51,557,950	75,016,967

—	—	—	—	—
1,008	4,229	2,016	1,034	1,518
22,162	11,925	12,025	12,181	11,215
—	—	—	5,240	13,994
44,567	93,731	85,796	96,733	83,448

67,737	109,885	99,837	115,188	110,175

$25,662,394	$26,344,625	$22,042,544	$51,442,762	$74,906,792

$25,273,115	$22,546,746	$21,213,828	$46,399,886	$71,763,801
61,920	180	4,239	86,979	148,301
217,485	2,154,045	400,727	1,139,872	1,798,538
109,874	1,643,654	423,750	3,816,025	1,196,152

$25,662,394	$26,344,625	$22,042,544	$51,442,762	$74,906,792

1,000,000	950,800	800,800	1,800,800	2,800,800
$25.66	$27.71	$27.53	$28.57	$26.74

$25,470,396	$24,685,904	$21,563,643	$47,652,148	$73,567,461

See notes to financial statements.

SemiAnnual Report	February 28, 2007	45

Claymore Exchange-Traded Fund Trust

Statement of Operations	For the period ended February 28, 2007 (unaudited)

	Claymore/ BNY BRIC ETF*	Claymore/ Clear Spin-Off ETF**	Claymore/ LGA Green ETF**	Claymore/ Ocean Tomo Patent ETF**
Investment Income
Dividend income	$577,329	$40,217	$64,027	$62,828
Return of capital distributions received	—	(8,238)	—	—

Net dividend income	577,329	31,979	64,027	62,828
Interest	1,690	—	—	—
Foreign withholding taxes	(160)	—	—	(733)

Total income	578,859	31,979	64,027	62,095

Expenses
Advisory fee	242,077	17,037	14,718	14,203
Administration fee	13,114	937	810	781
Custodian fee	20,467	9,700	9,700	9,700
Licensing	19,366	3,407	2,943	2,841
Listing fee and expenses	468	53	318	53
Miscellaneous	4,497	2,204	2,162	2,204
Offering costs	21,613	10,202	10,202	10,202
Printing expenses	18,676	11,400	11,400	11,400
Professional fees	23,345	13,224	13,218	13,224
Registration & filings	4,399	1,444	1,444	1,444
Trustees’ fees and expenses	6,547	2,812	2,812	2,812

Total expenses	374,569	72,420	69,727	68,864
Advisory fees waived	(48,531)	(17,037)	(14,718)	(14,203)
Other expenses waived or reimbursed	—	(25,532)	(28,172)	(28,494)

Net Expenses	326,038	29,851	26,837	26,167

Net Investment Income (Loss)	252,821	2,128	37,190	35,928

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on
Investments	(73,896)	(1,201)	7,201	278
In-kind transactions	15,309,549	—	—	—

Net realized gain (loss)	15,235,653	(1,201)	7,201	278
Net unrealized appreciation (depreciation) on investments	(7,310,656)	489,262	(273,324)	(19,166)

Net realized and unrealized gain (loss) on investments	7,924,997	488,061	(266,123)	(18,888)

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,177,818	$490,189	$(228,933)	$17,040

*	Commencement of investment operations – September 21, 2006.

**	Commencement of investment operations – December 15, 2006.

See notes to financial statements.

46	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust

Claymore/ Sabrient Defender ETF**	Claymore/ Sabrient Insider ETF*	Claymore/ Sabrient Stealth ETF*	Claymore/ Zacks SectorRotation ETF*	Claymore/ Zacks YieldHog ETF*

$97,504	$171,590	$112,338	$280,134	$1,161,697
—	—	(418)	(4,330)	(71,202)

97,504	171,590	111,920	275,804	1,090,495
199	—	37	515	5,531
(929)	—	(179)	(77)	(20,893)

96,774	171,590	111,778	276,242	1,075,133

18,319	76,894	36,654	89,857	118,634
1,007	4,229	2,016	4,942	6,525
7,496	20,476	20,588	20,756	20,236
3,664	15,378	7,331	18,008	25,488
416	416	416	663	663
4,256	4,485	4,485	4,370	4,407
10,202	21,613	21,613	21,613	21,613
11,400	18,676	18,676	18,676	18,728
13,216	23,345	23,345	23,345	23,345
1,444	4,401	4,401	4,391	4,391
2,676	6,553	6,553	6,523	6,587

74,096	196,466	146,078	213,144	250,617
(18,319)	(76,894)	(36,654)	(80,011)	(80,073)
(24,259)	(3,292)	(44,602)	—	—

31,518	116,280	64,822	133,133	170,544

65,256	55,310	46,956	143,109	904,589

(36,108)	(261,412)	(482,737)	(189,806)	(119,263)
253,593	2,415,457	883,464	1,329,678	1,917,801

217,485	2,154,045	400,727	1,139,872	1,798,538
109,874	1,643,654	423,750	3,816,025	1,196,152

327,359	3,797,699	824,477	4,955,897	2,994,690

$392,615	$3,853,009	$871,433	$5,099,006	$3,899,279

See notes to financial statements.

SemiAnnual Report	February 28, 2007	47

Claymore Exchange-Traded Fund Trust

Statement of Changes in Net Assets | For the period ended February 28, 2007 (unaudited)

	Claymore/BNY BRIC ETF*	Claymore/Clear Spin-Off ETF**	Claymore/LGA Green ETF**	Claymore/ Ocean Tomo Patent ETF**
Increase in Net Assets Resulting from Operations
Net investment income (loss)	$252,821	$2,128	$37,190	$35,928
Net realized gain (loss)	15,235,653	(1,201)	7,201	278
Net unrealized appreciation (depreciation) on investments	(7,310,656)	489,262	(273,324)	(19,166)

Net increase (decrease) in net assets resulting from operations	8,177,818	490,189	(228,933)	17,040

Distribution to Shareholders from
Net investment income	(148,236)	—	(1,866)	(1,710)

Capital Share Transactions
Proceeds from shares sold	279,829,629	25,458,443	15,096,871	15,088,340
Cost of shares repurchased	(93,342,508)	—	—	—

Net increase from capital share transactions	186,487,121	25,458,443	15,096,871	15,088,340

Total increase (decrease) in net assets	194,516,703	25,948,632	14,866,072	15,103,670
Net Assets
Beginning of period	20,000	—	—	—

End of period	$194,536,703	$25,948,632	$14,866,072	$15,103,670

Undistributed net investment income (loss) at end of period	$104,585	$2,128	$35,324	$34,218

Changes in Shares Outstanding
Shares sold	9,400,000	1,000,000	600,000	600,000
Shares repurchased	(2,950,000)	—	—	—
Shares outstanding, beginning of period	800	—	—	—

Shares outstanding, end of period	6,450,800	1,000,000	600,000	600,000

*	Commencement of investment operations – September 21, 2006.
**	Commencement of investment operations – December 15, 2006.

See notes to financial statements.

48	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust

Claymore/ Sabrient Defender ETF**	Claymore/ Sabrient Insider ETF*	Claymore/ Sabrient Stealth ETF*	Claymore/ Zacks Sector Rotation ETF*	Claymore/ Zacks Yield Hog ETF*

$65,256	$55,310	$46,956	$143,109	$904,589
217,485	2,154,045	400,727	1,139,872	1,798,538
109,874	1,643,654	423,750	3,816,025	1,196,152

392,615	3,853,009	871,433	5,099,006	3,899,279

(3,336)	(55,130)	(42,717)	(56,130)	(756,288)

29,207,498	55,004,201	35,950,369	77,857,545	99,757,366
(3,934,383)	(32,477,455)	(14,756,541)	(31,477,659)	(28,013,565)

25,273,115	22,526,746	21,193,828	46,379,886	71,743,801

25,662,394	26,324,625	22,022,544	51,422,762	74,886,792

—	20,000	20,000	20,000	20,000

$25,662,394	$26,344,625	$22,042,544	$51,442,762	$74,906,792

$61,920	$180	$4,239	$86,979	$148,301

1,150,000	2,150,000	1,350,000	3,000,000	3,850,000
(150,000)	(1,200,000)	(550,000)	(1,200,000)	(1,050,000)
—	800	800	800	800

1,000,000	950,800	800,800	1,800,800	2,800,800

See notes to financial statements.

SemiAnnual Report	February 28, 2007	49

Claymore Exchange-Traded Fund Trust

Financial Highlights

EEB | Claymore/BNY BRIC ETF

Per share operating performance for a share outstanding throughout the period	For the Period September 21, 2006** through February 28, 2007 (Unaudited)
Net asset value, beginning of period	$24.58

Income from investment operations
Net investment gain (loss) (a)	0.07
Net realized and unrealized gain (loss) on investments	5.56

Total from investment operations	5.63

Distributions to shareholders from
Net investment income	(0.05)

Net asset value, end of period	$30.16

Market value, end of period	$30.21

Total return*(b)
Net asset value	22.88%
Ratios and supplemental data
Net assets, end of period (thousands)	$194,537
Ratio of net expenses to average net assets*	0.67	%(c)
Ratio of net investment income (loss) to average net assets*	0.52	%(c)
Portfolio turnover rate	1	%(d)

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

Ratio of net expenses to average net assets	0.77	%(c)
Ratio of net investment income (loss) to average net assets	0.42	%(c)

**	Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)	Based on average shares outstanding during the period.

(b)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

50	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust	Financial Highlights (continued)

CSD | Claymore/Clear Spin-Off ETF

Per share operating performance for a share outstanding throughout the period	For the Period December 15, 2006** through February 28, 2007 (Unaudited)
Net asset value, beginning of period	$25.18

Income from investment operations
Net investment income (loss) (a)	0.01
Net realized and unrealized gain (loss) on investments	0.76

Total from investment operations	0.77

Distributions to shareholders from
Net investment income	—

Net asset value, end of period	$25.95

Market value, end of period	$25.95

Total return* (b)
Net asset value	3.06%
Ratios and Supplemental Data
Net assets, end of period (thousands)	$25,949
Ratio of expenses to average net assets*	0.88	%(c)
Ratio of net investment income (loss) to average net assets*	0.06	%(c)
Portfolio turnover rate	0	%(d)

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

Ratio of expenses to average net assets	2.13	%(c)
Ratio of net investment loss to average net assets	-1.19	%(c)

**	Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)	Based on average shares outstanding during the period.

(b)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

SemiAnnual Report	February 28, 2007	51

Claymore Exchange-Traded Fund Trust	Financial Highlights (continued)

GRN | Claymore/LGA Green ETF

Per share operating performance for a share outstanding throughout the period	For the Period December 15, 2006** through February 28, 2007 (Unaudited)
Net asset value, beginning of period	$25.27
Income from investment operations
Net investment income (loss) (a)	0.07
Net realized and unrealized gain (loss) on investments	(0.56)

Total from investment operations	(0.49)

Distributions to shareholders from
Net investment income	–	(d)
Net asset value, end of period	$24.78

Market value, end of period	$24.75

Total return*(b)
Net asset value	-1.93%
Ratios and Supplemental Data
Net assets, end of period (thousands)	$14,866
Ratio of expenses to average net assets*	0.91	%(c)
Ratio of net investment income (loss) to average net assets*	1.26	%(c)
Portfolio turnover rate	1	%(e)

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

Ratio of expenses to average net assets	2.37	%(c)
Ratio of net investment loss to average net assets	-0.20	%(c)

**	Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)	Based on average shares outstanding during the period.

(b)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Amount is less than $0.01

(e)	Portfolio turnover is not annualized and does include securities received or delivering from processing creations or redemptions.

See notes to financial statements.

52	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust	Financial Highlights (continued)

OTP | Claymore/Ocean Tomo Patent ETF

Per share operating performance for a share outstanding throughout the period	For the Period December 15, 2006** through February 28, 2007 (Unaudited)
Net asset value, beginning of period	$25.27
Income from investment operations
Net investment income (loss) (a)	0.07
Net realized and unrealized gain (loss) on investments	(0.17)

Total from investment operations	(0.10)

Distributions to shareholders from
Net investment income	–	(d)
Net asset value, end of period	$25.17

Market value, end of period	$25.29

Total return*(b)
Net asset value	-0.38%
Ratios and Supplemental Data
Net assets, end of period (thousands)	$15,104
Ratio of expenses to average net assets*	0.92	%(c)
Ratio of net investment income (loss) to average net assets*	1.26	%(c)
Portfolio turnover rate	1	%(e)

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

Ratio of expenses to average net assets	2.42	%(c)
Ratio of net investment loss to average net assets	-0.24	%(c)

**	Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)	Based on average shares outstanding during the period.

(b)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Amount is less than $0.01

(e)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

SemiAnnual Report	February 28, 2007	53

Claymore Exchange-Traded Fund Trust	Financial Highlights (continued)

DEF | Claymore/Sabrient Defender ETF

Per share operating performance for a share outstanding throughout the period	For the Period December 15, 2006** through February 28, 2007 (Unaudited)
Net asset value, beginning of period	$25.07
Income from investment operations
Net investment income (loss) (a)	0.09
Net realized and unrealized gain (loss) on investments	0.51

Total from investment operations	0.60

Distributions to shareholders from
Net investment income	(0.01)
Net asset value, end of period	$25.66

Market value, end of period	$25.65

Total return*(b)
Net asset value	2.38%
Ratios and supplemental data
Net assets, end of period (thousands)	$25,662
Ratio of net expenses to average net assets*	0.86	%(c)
Ratio of net investment income (loss) to average net assets*	1.78	%(c)
Portfolio turnover rate	3	%(d)

*If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

Ratio of net expenses to average net assets	2.02	%(c)
Ratio of net investment income (loss) to average net assets	0.62	%(c)

**	Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)	Based on average shares outstanding during the period.

(b)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

54	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust	Financial Highlights (continued)

NFO | Claymore/Sabrient Insider ETF

Per share operating performance for a share outstanding throughout the period	For the Period September 21, 2006** through February 28, 2007 (Unaudited)
Net asset value, beginning of period	$25.14

Income from investment operations
Net investment income (loss) (a)	0.04
Net realized and unrealized gain (loss) on investments	2.57

Total from investment operations	2.61

Distributions to shareholders from
Net investment income	(0.04)

Net asset value, end of period	$27.71

Market value, end of period	$27.70

Total return* (b)
Net asset value	10.38%
Ratios and supplemental data
Net assets, end of period (thousands)	$26,345
Ratio of net expenses to average net assets*	0.76	%(c)
Ratio of net investment income (loss) to average net assets*	0.36	%(c)
Portfolio turnover rate	8	%(d)

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

Ratio of net expenses to average net assets	1.28	%(c)
Ratio of net investment income (loss) to average net assets	-0.16	%(c)

**	Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)	Based on average shares outstanding during the period.

(b)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

SemiAnnual Report	February 28, 2007	55

Claymore Exchange-Traded Fund Trust	Financial Highlights (continued)

STH | Claymore/Sabrient Stealth ETF

Per share operating performance for a share outstanding throughout the period	For the Period September 21, 2006** through February 28, 2007 (Unaudited)
Net asset value, beginning of period	$25.15

Income from investment operations
Net investment income (loss) (a)	0.08
Net realized and unrealized gain (loss) on investments	2.37

Total from investment operations	2.45

Distributions to shareholders from
Net investment income	(0.07)

Net asset value, end of period	$27.53

Market value, end of period	$27.52

Total return* (b)
Net asset value	9.74%
Ratios and supplemental data
Net assets, end of period (thousands)	$22,043
Ratio of net expenses to average net assets*	0.88	%(c)
Ratio of net investment income (loss) to average net assets*	0.64	%(c)
Portfolio turnover rate	21	%(d)

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

Ratio of net expenses to average net assets	1.99	%(c)
Ratio of net investment income (loss) to average net assets	-0.47	%(c)

**	Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)	Based on average shares outstanding during the period.

(b)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

56	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust	Financial Highlights (continued)

XRO | Claymore/Zacks Sector Rotation ETF

Per share operating performance for a share outstanding throughout the period	For the Period September 21, 2006** through February 28, 2007 (Unaudited)
Net asset value, beginning of period	$24.98
Income from investment operations
Net investment gain (loss) (a)	0.10
Net realized and unrealized gain (loss) on investments	3.53

Total from investment operations	3.63

Distributions to shareholders from
Net investment income	(0.04)

Net asset value, end of period	$28.57

Market value, end of period	$28.56

Total return* (b)
Net asset value	14.53%
Ratios and supplemental data
Net assets, end of period (thousands)	$51,443
Ratio of net expenses to average net assets*	0.74	%(c)
Ratio of net investment income (loss) to average net assets*	0.80	%(c)
Portfolio turnover rate	11	%(d)

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

Ratio of net expenses to average net assets	1.19	%(c)
Ratio of net investment income (loss) to average net assets	0.35	%(c)

**	Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)	Based on average shares outstanding during the period.

(b)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

SemiAnnual Report	February 28, 2007	57

Claymore Exchange-Traded Fund Trust	Financial Highlights (continued)

CVY | Claymore/Zacks Yield Hog ETF

Per share operating performance for a share outstanding throughout the period	For the Period September 21, 2006** through February 28, 2007 (Unaudited)
Net asset value, beginning of period	$24.96
Income from investment operations
Net investment gain (loss) (a)	0.45
Net realized and unrealized gain (loss) on investments	1.69

Total from investment operations	2.14

Distributions to shareholders from
Net investment income	(0.36)

Net asset value, end of period	$26.74

Market value, end of period	$26.74

Total return*(b)
Net asset value	8.59%
Ratios and supplemental data
Net assets, end of period (thousands)	$74,907
Ratio of net expenses to average net assets*	0.72	%(c)
Ratio of net investment income (loss) to average net assets*	3.81	%(c)
Portfolio turnover rate	5	%(d)
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

Ratio of net expenses to average net assets	1.06	%(c)
Ratio of net investment income (loss) to average net assets	3.47	%(c)

**	Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)	Based on average shares outstanding during the period.

(b)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

58	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust

Notes to Financial Statements | February 28, 2007 (unaudited)

Note 1 – Organization:

Claymore Exchange-Traded Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is organized as an open-end, management investment company that was organized as a Delaware business trust on May 24, 2006. At the end of the period, the Trust consisted of the following nine portfolios:

Claymore/BNY BRIC ETF	“BNY BRIC”

Claymore/Clear Spin-Off ETF	“Clear Spin-Off”

Claymore/LGA Green ETF	“LGA Green”

Claymore/Ocean Tomo Patent ETF	“Ocean Tomo Patent”

Claymore/Sabrient Defender ETF	“Sabrient Defender”

Claymore/Sabrient Insider ETF	“Sabrient Insider”

Claymore/Sabrient Stealth ETF	“Sabrient Stealth”

Claymore/Zacks Sector Rotation ETF	“Zacks Sector Rotation”

Claymore/Zacks Yield Hog ETF	“Zacks Yield Hog”

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”). Each Fund’s shares are listed and traded on the American Stock Exchange. The Funds’ market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to replicate as closely as possible, before fees and expenses, the performance of the following market indices:

Fund	Index
BNY BRIC	Bank of New York BRIC Select ADR Index

Clear Spin-Off	Clear Spin-Off Index

LGA Green	Light Green Eco Index TM

Ocean Tomo Patent	Ocean Tomo 300TM Patent Index

Sabrient Defender	Sabrient Defensive Equity Index

Sabrient Insider	Sabrient Insider Sentiment Index

Sabrient Stealth	Sabrient Stealth Index

Zacks Sector Rotation	Zacks Sector Rotation Index

Zacks Yield Hog	Zacks Yield Hog Index

Note 2 – Accounting Policies:

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Fund.

(a)	Valuation of Investments

Equity securities are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are not sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

(b)	Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

The Funds record the character of dividends received from MLPs based on estimates made at the time of such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The Fund’s characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

(c)	Distributions

The Funds intend to pay substantially all of their net investment income to Shareholders through annual distributions, except for Zacks Yield Hog which will pay a quarterly distribution. In addition, the Funds intend to distribute any capital gains to Shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d)	Offering Costs

Offering costs in the amount of $49,000 were incurred by each Fund, and are being amortized over a one-year period. Claymore Advisors, LLC has agreed to pay all organizational expenses of each Fund incurred prior to the commencement of operations.

Note 3 – Investment Advisory Agreement, Sub-Advisory Agreement and Other Agreements:

Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of each Fund, and Claymore Advisors, LLC (the “Adviser”), the Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, each Fund pays the Adviser an advisory fee payable on a monthly basis at the annual rate of 0.50% of each Fund’s average daily net assets.

SemiAnnual Report	February 28, 2007	59

Claymore Exchange-Traded Fund Trust	Notes to Financial Statements (unaudited) continued

Under a separate Fund Administration agreement, Claymore Advisors, LLC provides Fund Administration services to the Funds. Claymore Advisors, LLC receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

Net Assets	Rate
First $ 200,000,000	0.0275%
Next $ 300,000,000	0.0200%
Next $ 500,000,000	0.0150%
Over $ 1,000,000,000	0.0100%

The Bank of New York (“BNY”) acts as the Funds custodian, accounting agent and transfer agent. As custodian, BNY is responsible for the custody of the Fund’s assets. As accounting agent, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for performing transfer agency services for the Fund.

The Fund’s Adviser has contractually agreed to waive fees and/or pay fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, a portion of the Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.60% of average net assets per year, at least until December 31, 2009. The offering costs excluded from the 0.60% expense cap are (a) legal fees pertaining to the Fund’s shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Expense Reimbursement Agreement in which for a period of five years subsequent to the Fund’s commencement of operations, the Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses, falls below the expense cap.

For the period ended February 28, 2007, the Adviser waived and assumed the following fees and expenses:

	Fees Waived	Expenses Assumed	Potentially Recoverable Expenses
BNY BRIC	$48,531	$0	$48,531
Clear Spin-Off	$17,037	$25,532	$42,569
LGA Green	$14,718	$28,172	$42,890
Ocean Tomo Patent	$14,203	$28,494	$42,697
Sabrient Defender	$18,319	$24,259	$42,578
Sabrient Insider	$76,894	$3,292	$80,186
Sabrient Stealth	$36,654	$44,602	$81,256
Zacks Sector Rotation	$80,011	$0	$80,011
Zacks Yield Hog	$80,073	$0	$80,073

Certain officers and/or trustees of the Fund are officers and/or directors of the Trust. The Trust does not compensate its officers and/or trustees who are officers or directors of the Adviser.

Licensing Fee Agreements:

The Adviser has entered into licensing agreements on behalf of each Fund with the following “Licensors”:

Fund	Licensor

BNY BRIC	The Bank of New York

Clear Spin-Off	Clear Indexes, LLC

LGA Green	Light Green Advisors, LLC

Ocean Tomo Patent	Ocean Tomo Capital, LLC

Sabrient Defender	Sabrient Systems, LLC

Sabrient Insider	Sabrient Systems, LLC

Sabrient Stealth	Sabrient Systems, LLC

Zacks Sector Rotation	Zacks Investment Research

Zacks Yield Hog	Zacks Investment Research

The above trademarks are trademarks owned by the respective Licensors. These trademarks have been licensed to the Adviser for use for certain purposes with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in Shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap and therefore included in the Statement of Operations.

Note 4 – Federal Income Taxes:

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

Information on tax components of investments as of February 28, 2007 is as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BNY BRIC	$201,680,162	$4,124,693	$(11,435,349)	$(7,310,656)
Clear Spin-Off	$25,401,081	$1,005,008	$(515,746)	$489,262
LGA Green	$15,066,380	$251,313	$(524,637)	$(273,324)
Ocean Tomo Patent	$15,049,706	$449,801	$(468,967)	$(19,166)
Sabrient Defender	$25,470,396	$440,494	$(330,620)	$109,874
Sabrient Insider	$24,685,904	$2,525,228	$(881,574)	$1,643,654
Sabrient Stealth	$21,563,643	$1,626,023	$(1,202,273)	$423,750
Zacks Sector Rotation	$47,652,148	$4,203,898	$(387,873)	$3,816,025
Zacks Yield Hog	$73,567,461	$3,515,157	$(2,319,005)	$1,196,152

60	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust	Notes to Financial Statements (unaudited) continued

Note 5 – Investment Transactions:

For the period ended February 28, 2007, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
BNY BRIC	$1,257,928	$1,443,577
Clear Spin-Off	$32,687	$92,818
LGA Green	$113,929	$92,077
Ocean Tomo Patent	$121,069	$150,517
Sabrient Defender	$1,432,297	$653,124
Sabrient Insider	$2,745,759	$3,019,833
Sabrient Stealth	$3,573,608	$3,909,401
Zacks Sector Rotation	$4,557,362	$4,586,875
Zacks Yield Hog	$3,385,559	$2,904,944

For the period ended February 28, 2007, in-kind transactions were as follows:

	Purchases	Sales
BNY BRIC	$279,600,708	$93,268,965
Clear Spin-Off	$25,470,651	$0
LGA Green	$15,099,061	$0
Ocean Tomo Patent	$15,082,530	$0
Sabrient Defender	$29,194,169	$3,923,594
Sabrient Insider	$54,975,272	$32,451,706
Sabrient Stealth	$36,052,510	$13,797,223
Zacks Sector Rotation	$77,588,750	$31,157,015
Zacks Yield Hog	$97,919,579	$27,030,237

Note 6 – Capital:

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 shares. Transaction fees ranging from $500 to $1,500 are charged to those persons creating or redeeming Creation Units. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process or to the extent that cash is used in lieu of securities to purchase Creation Units.

At February 28, 2007, Claymore Securities, Inc., an affiliate of the Adviser, owned 800 shares each of BNY BRIC, Sabrient Insider, Sabrient Stealth, Zacks Sector Rotation and Zacks Yield Hog.

Note 7 – Distribution Agreement:

The Board of Trustees of the Trust has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees.

Note 8 – Indemnifications:

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Accounting Pronouncements:

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, but not before its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, “Fair Valuation Measurements” (“FAS 157”) which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 17, 2007. At this time, management is evaluating the implications of FAS 157 and its impact in the financial statements has not yet been determined.

SemiAnnual Report	February 28, 2007	61

Claymore Exchange-Traded Fund Trust

Board Considerations Regarding

Approval of Investment Advisory Agreement | (unaudited)

Claymore Exchange-Traded Fund Trust (the “Trust”)

Claymore/BNY BRIC ETF Portfolio

Claymore/Sabrient Insider ETF Portfolio

Claymore/Sabrient Stealth ETF Portfolio

Claymore/Zacks Sector Rotation ETF Portfolio

Claymore/Zacks Yield Hog ETF Portfolio

Board Considerations Regarding Approval of Investment Advisory Agreement

The Advisory Agreement between Claymore Advisors, LLC (the “Investment Adviser”) and the Trust on behalf of each of the above-named Funds was approved by the Board of Trustees, including all of the trustees who are not parties to such agreement or interested persons of any such party, on August 16, 2006. The Board of Trustees, including a majority of the independent trustees, determined that approval of the Advisory Agreement was in the best interests of each Fund. The independent trustees, with the assistance of independent legal counsel, met separately from the “interested” trustee of the Trust and officers and employees of the Investment Adviser to consider approval of the Advisory Agreement. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together. In evaluating whether to approve the Advisory Agreement for each Fund, the Board considered numerous factors, as described below.

With respect to the nature, extent and quality of the services to be provided by the Investment Adviser under the Advisory Agreement, the Board considered and reviewed information concerning the services proposed to be provided under the Advisory Agreement, the proposed investment parameters of the respective index for each Fund, the Investment Adviser’s Form ADV, financial information regarding the Investment Adviser and its parent company, information describing the Investment Adviser’s current organization and the background and experience of the persons who would be responsible for the day-to-day management of the Funds, the anticipated financial support of the Funds and the nature and quality of services provided to other open-end and closed-end funds by the Investment Adviser. The Board also considered the services to be provided by the Investment Adviser in its oversight of the Funds’ custodian, transfer agent, and accounting agent, as well as the respective index licensors for each Fund, and noted the significant time and effort that would be devoted to this oversight function. Since the Funds are newly organized and have no investment performance, the Board did not consider investment performance of the Funds. Based upon their review, the Board concluded that the Investment Adviser was qualified to manage the Funds and oversee the services to be provided by other service providers and that the services to be provided by the Investment Adviser to each Fund are expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Investment Adviser, the Board considered the resources involved in managing each Fund as well as the proposed expense limitations for each Fund. The Board noted that because the Funds are newly organized, the Investment Adviser represented that profitability information was not yet determinable. However, based upon the impact of the proposed expense limitation for each Fund, the Board concluded that profitability was not expected to be unreasonable.

The Board also reviewed information provided by the Investment Adviser showing the proposed advisory fees for the Funds as compared to those of a peer group of exchange-traded funds (“ETFs”) provided by the Investment Adviser. The Board noted the services to be provided by the Investment Adviser for the annual advisory fee of 0.50% of each Fund’s average daily net assets and that the proposed advisory fee to be charged to each Fund was identical. The Board also considered that the Investment Adviser had contractually agreed to waive its fee and/or pay expenses of the Funds to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, a portion of a Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.60% of average net assets, at least until December 31, 2009. The Board considered that, although the Funds’ proposed advisory fees were at the high end of the range of those in the peer group of ETFs provided by the Investment Adviser, taking into account the respective expense limitations for the Funds, the Funds’ expense ratios were expected to be within range of the expense ratios of the peer group of ETFs provided by the Investment Adviser. The Board concluded that each Fund’s advisory fee was reasonable given the nature, extent and anticipated quality of the services to be provided under the Advisory Agreement and the expense limitation that would be in place.

The Board considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. Because the Funds are newly organized, the Board reviewed the Funds’ proposed expense limitations and determined to review economies of scale in the future when the Funds had attracted assets. The Board also noted that the terms of the expense reimbursement agreement that the Investment Adviser had entered into with the Funds allow the Investment Adviser for a period of five years subsequent to the respective Fund’s commencement of operations to recover from the individual Fund’s fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses falls below the expense limitation.

The Board considered benefits to be derived by the Investment Adviser from its relationship with the Funds, including the benefits to the Investment Adviser from its separate Administrative Services Agreement with the Trust. The Board concluded that the advisory fees were reasonable, taking into account these benefits.

62	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust	Board Considerations Regarding Approval of Investment Advisory Agreement (unaudited) continued

Claymore Exchange-Traded Fund Trust (the “Trust”)

Claymore/Clear Spin-off ETF Portfolio

Claymore/Sabrient Defender ETF Portfolio

Claymore/LGA Green ETF Portfolio

Claymore/Ocean Tomo Patent ETF Portfolio

Board Considerations Regarding Approval of Investment Advisory Agreement

The Advisory Agreement between Claymore Advisors, LLC (the “Investment Adviser”) and the Trust on behalf of each of the above-named Funds was approved by the Board of Trustees, including all of the trustees who are not parties to such agreement or interested persons of any such party, on December 4, 2006. The Board of Trustees, including a majority of the independent trustees, determined that approval of the Advisory Agreement was in the best interests of each Fund. The independent trustees, with the assistance of independent legal counsel, met separately from the “interested” trustee of the Trust and officers and employees of the Investment Adviser to consider approval of the Advisory Agreement. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together. In evaluating whether to approve the Advisory Agreement for each Fund, the Board considered numerous factors, as described below.

With respect to the nature, extent and quality of the services to be provided by the Investment Adviser under the Advisory Agreement, the Board considered and reviewed information concerning the services proposed to be provided under the Advisory Agreement, the proposed investment parameters of the respective index for each Fund, the Investment Adviser’s Form ADV, financial information regarding the Investment Adviser and its parent company, information describing the Investment Adviser’s current organization and the background and experience of the persons who would be responsible for the day-to-day management of the Funds, the anticipated financial support of the Funds and the nature and quality of services provided to other exchange-traded (“ETFs”), open-end and closed-end funds by the Investment Adviser. The Board also considered the services to be provided by the Investment Adviser in its oversight of the Funds’ custodian, transfer agent, and accounting agent, as well as the respective index licensors for each Fund, and noted the significant time and effort that would be devoted to this oversight function. Since the Funds are newly organized and have no investment performance, the Board did not consider investment performance of the Funds. Based upon their review, the Board concluded that the Investment Adviser was qualified to manage the Funds and oversee the services to be provided by other service providers and that the services to be provided by the Investment Adviser to each Fund are expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Investment Adviser, the Board considered the resources involved in managing each Fund as well as the proposed expense limitations for each Fund. The Board noted that because the Funds are newly organized, the Investment Adviser represented that profitability information was not yet determinable. However, based upon the impact of the proposed expense limitation for each Fund, the Board concluded that profitability was not expected to be unreasonable.

The Board also reviewed information provided by the Investment Adviser showing the proposed advisory fees for the Funds as compared to those of a peer group of ETFs provided by the Investment Adviser. The Board noted the services to be provided by the Investment Adviser for the annual advisory fee of 0.50% of each Fund’s average daily net assets and that the proposed advisory fee to be charged to each Fund was identical. The Board also considered that the Investment Adviser had contractually agreed to waive its fee and/or pay expenses of the Funds to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, a portion of a Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.60% of average net assets, at least until December 31, 2009. The Board considered that, although the Funds’ proposed advisory fees were at the high end of the range of those in the peer group of ETFs provided by the Investment Adviser, taking into account the respective expense limitations for the Funds, the Funds’ expense ratios were expected to be within range of the expense ratios of the peer group of ETFs provided by the Investment Adviser. The Board concluded that each Fund’s advisory fee was reasonable given the nature, extent and anticipated quality of the services to be provided under the Advisory Agreement and the expense limitation that would be in place.

The Board considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. Because the Funds are newly organized, the Board reviewed the Funds’ proposed expense limitations and determined to review economies of scale in the future when the Funds had attracted assets. The Board also noted that the terms of the expense reimbursement agreement that the Investment Adviser had entered into with the Funds allow the Investment Adviser for a period of five years subsequent to the respective Fund’s commencement of operations to recover from the individual Fund’s fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses falls below the expense limitation.

The Board considered benefits to be derived by the Investment Adviser from its relationship with the Funds, including the benefits to the Investment Adviser from its separate Administrative Services Agreement with the Trust. The Board concluded that the advisory fees were reasonable, taking into account these benefits.

SemiAnnual Report	February 28, 2007	63

Claymore Exchange-Traded Fund Trust

Supplemental Information | (unaudited)

Trustees

The Trustees who are affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations During the Past Five Years and Other Affiliations	Number of Funds in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees:

Randall C. Barnes Year of Birth: 1951 Trustee	Since 2006	Formerly, Senior Vice President and Treasurer (1993-1997), President, Pizza Hut International (1991-1993) and Senior Vice President, Strategic Planning and New Business Development (1987-1990) of PepsiCo, Inc. (1987-1997).	23	None.

Ronald A. Nyberg Year of Birth: 1953 Trustee	Since 2006	Principal of Ronald A. Nyberg, Ltd., a law firm specializing in corporate law, estate planning and business transactions from 2000-present. Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	26	None.

Ronald E. Toupin, Jr. Year of Birth: 1958 Trustee	Since 2006	Formerly Vice President, Manager, and Portfolio Manager of Nuveen Asset Management (1998-1999), Vice President of Nuveen Investment Advisory Corp. (1992-1999), Vice President and Manager of Nuveen Unit Investment Trusts (1991-1999), and Assistant Vice President and Portfolio Manager of Nuveen Unit Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	24	None.

Management Trustees:

Nicholas Dalmaso† Year of Birth: 1965 Trustee; Chief Legal and Executive Officer	Since 2006	Senior Managing Director and General Counsel of Claymore Advisors, LLC and Claymore Securities, Inc. (2001-present) Formerly Assistant General Counsel, John Nuveen and Co., Inc. (1999-2001). Former Vice President and Associate General Counsel of Van Kampen Investments, Inc. (1992-1999)	26	None.

*	Address for all Trustees unless otherwise noted: 2455 Corporate West Drive, Lisle, IL 60532

**	This is the period for which the Trustee began serving the Trust. Each Trustee is expected to serve an indefinite term, until his successor is elected.

***	The Claymore Fund Complex consists of U.S. registered investment companies advised or serviced by Claymore Advisors, LLC or Claymore Securities, Inc. The Claymore Fund Complex is overseen by multiple Boards of Trustees.

†	Mr. Dalmaso is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) of the Trust because of his position as an officer of Claymore Advisors, LLC, the Fund’s Investment Adviser.

64	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust	Supplemental Information (unaudited) continued

Officers

The Officers of the Trust and their principal occupations during the past five years:

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations During the Past Five Years and Other Affiliations
Steven M. Hill Year of Birth: 1964 Chief Accounting Officer, Chief Financial Officer and Treasurer	Since 2006	Senior Managing Director of Claymore Advisors, LLC and Claymore Securities, Inc., (2005-present). Formerly, Chief Financial Officer (2005-2006) of Claymore Group, Inc. Managing Director of Claymore Advisors, LLC and Claymore Securities, Inc., (2003-2005). Previously, Treasurer of Henderson Global Funds and Operations Manager of Henderson Global Investors (NA) Inc. (2002-2003); Managing Director, FrontPoint Partners LLC (2001-2002); Vice President, Nuveen Investments (1999-2001); Chief Financial Officer, Skyline Asset Management LP (1999); Vice President, Van Kampen Investments and Assistant Treasurer, Van Kampen mutual funds (1989-1999).

Bruce Saxon Year of Birth: 1957 Chief Compliance Officer	Since 2006	Vice President – Fund Compliance Officer of Claymore Advisors, LLC (Feb. 2006 – present). Chief Compliance Officer/Assistant Secretary of Harris Investment Management, Inc. (2003-2006), Director – Compliance of Harrisdirect LLC (1999-2003).

Melissa Nguyen Year of Birth: 1978 Secretary	Since 2006	Vice President of Claymore Securities, Inc.; Previously, Associate, Vedder, Price, Kaufman & Kammholz, P.C. (2003-2005).

William Belden III Year of Birth: 1965 Vice President	Since 2006	Managing Director of Claymore Advisors, LLC. (2005-present). Previously, Vice President of Product Management at Northern Trust Global Investments (1999-2005).

James Howley Year of Birth: 1972 Assistant Treasurer	Since 2006	Vice President, Fund Administration of Claymore Advisors, LLC. (2004-present). Previously, Manager, Mutual Fund Administration of Van Kampen Investments, Inc.

Chuck Craig Year of Birth: 1967 Vice President	Since 2006	Managing Director (2006-present), Vice President (2003-2006) of Claymore Advisors, LLC. Formerly, Assistant Vice President, First Trust Portfolios, L.P. (1999-2003); Analyst, PMA Securities, Inc. (1996-1999).

Matthew Patterson Year of Birth: 1971 Assistant Secretary	Since 2006	Vice President of Claymore Advisors, LLC (2006-present). Previously, Securities Counsel, Caterpillar, Inc., (2004-2006); Associate, Skadden, Arps, Slate, Meagher & Flom, LLP (2002-2004).

*	Address for all Officers: 2455 Corporate West Drive, Lisle, IL 60532

**	Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

SemiAnnual Report	February 28, 2007	65

Claymore Exchange-Traded Fund Trust

Fund Information

Board of Trustees	Officers	Investment Adviser
Randall C. Barnes	Nicholas Dalmaso	Claymore Advisors, LLC
	Chief Executive Officer and	Lisle, IL
Nicholas Dalmaso*	Chief Legal Officer
Distributor
Ronald A. Nyberg	Steven M. Hill	Claymore Securities, Inc.
	Chief Accounting Officer,	Lisle, IL
Ronald E. Toupin, Jr.	Chief Financial Officer and Treasurer
Administrator
	Melissa Nguyen	Claymore Advisors, LLC
	Secretary	Lisle, IL

William Belden III
	Vice President	Accounting Agent, Custodian
and Transfer Agent
	James Howley	The Bank of New York
	Assistant Treasurer	NewYork, NY

	Chuck Craig	Legal Counsel
	Vice President	Clifford Chance US LLP
NewYork, NewYork
Matthew Patterson
	Assistant Secretary	Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

*	Trustee is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended.

Privacy Principles of the Trust for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Claymore Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?

•	If your shares are held in a Brokerage Account, contact your Broker.

•	If you have physical possession of your shares in certificate form, contact the Funds’ Custodian and Transfer Agent:

The Bank of New York, 101 Barclay 11W, New York, New York 12086 (866) 488-3559

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800) 345-7999 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999 or by accessing the Funds’ form N-PX on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 or at www.claymore.com.

66	SemiAnnual Report	February 28, 2007

Claymore Exchange-Traded Fund Trust

About the Fund Manager

Claymore Advisors, LLC

Claymore Advisors, LLC manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. Claymore Advisors, LLC also acts as investment adviser to closed-end and open-end management investment companies. As of March 31, 2007, Claymore Advisors, LLC and its affiliates have provided supervision, management, servicing or distribution on over $16 billion in assets through closed-end funds, unit investment trusts, mutual funds, separately managed accounts and exchange-traded funds.

Portfolio Management

The portfolio manager who is currently responsible for the day-to-day management of the Funds’ portfolio is Chuck Craig, CFA. Mr. Craig has managed each Fund’s portfolio since its inception. Mr. Craig is a Managing Director, Research and Development, of the Investment Adviser and Claymore Securities, Inc. and joined Claymore Securities, Inc. in May of 2003. Before joining Claymore Securities, Inc., Mr. Craig spent four years with First Trust Portfolios L.P. (formerly Nike Securities) as an equity-research analyst and portfolio manager within the Equity Strategy Research group. Prior to joining First Trust Portfolios L.P., Mr. Craig spent three years as a portfolio analyst with PMA Securities, Inc., a brokerage firm specializing in municipal finance. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.

Claymore Exchange-Traded Fund Trust Overview

The Claymore Exchange-Traded Fund Trust (the “Trust”) is an investment company currently consisting of nine separate exchange-traded “index funds” as of the end of the reporting period. The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at http://www.claymore.com or by calling 800-345-7999. Please read the prospectus carefully before investing. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in this fund.

Claymore Securities, Inc.	NOT FDIC-INSURED | NOT BANK-GUARANTEED | MAY LOSE VALUE
2455 Corporate West Drive
Lisle, IL 60532
Member NASD/SIPC

Item 2.	Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.	Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.	Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that based on such evaluation, the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2 of the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust

By:	/s/ Nicholas Dalmaso
Name: Nicholas Dalmaso
Title: Chief Legal and Executive Officer
Date: May 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Name: Nicholas Dalmaso
Title: Chief Legal and Executive Officer
Date: May 7, 2007

By:	/s/ Steven M. Hill
Name: Steven M. Hill
Title: Treasurer and Chief Financial Officer
Date: May 7, 2007